THE
                                       ALGER
                                    AMERICAN
                                        FUND

                         ------------------------------

                                 ALGER AMERICAN
                                GROWTH PORTFOLIO

                                 ALGER AMERICAN
                         SMALL CAPITALIZATION PORTFOLIO

                                 ALGER AMERICAN
                           INCOME AND GROWTH PORTFOLIO

                                 ALGER AMERICAN
                               BALANCED PORTFOLIO

                                 ALGER AMERICAN
                             MIDCAP GROWTH PORTFOLIO

                                 ALGER AMERICAN
                           LEVERAGED ALLCAP PORTFOLIO



                                 ANNUAL REPORT

                         ------------------------------

                               DECEMBER 31, 1999

                                                                January 24, 2000
Fellow Shareholders:


THE YEAR IN REVIEW
Investors may look back on the 1990s as one of remarkable opportunity. From January 1, 1990 through December 31, 1999, the value of the U.S. stock market rose 433% as measured by the S&P 500 Index. In 1999 the S&P 500 rose 21.04%, marking its fifth consecutive year of 20%+ returns.

The last two years have seen an increase in day-to-day volatility, however, and this trend continued in 1999. This higher volatility was driven by concerns over the stability of global financial systems and the shorter-term outlook for U.S. interest rates.

In the first quarter of 1999, strong economic growth - a 3.7% rise in GDP in the first quarter - contributed to the Dow Jones Industrial Average's push above all records to close above 10,000 in March. From May to July, the Dow traded in the 11,000 range before falling back on fears of higher interest rates and concerns that stocks had become overvalued. During the second quarter, concerns about potential inflation increased as unemployment remained at its lowest levels since 1970. While core inflation remained in the 2% range, oil prices began rising early in the year and had nearly doubled by July. This has not had a broad effect on stock market prices, yet it bears watching in coming months.

Concerns about potential increases in core inflation led the Federal Reserve to adopt a tightening bias during the second quarter. In the following months, the Federal Open-Market Committee twice raised short-term interest rates to forestall potential increases in inflation. In the bond markets higher interest rates pushed prices lower, particularly at the short and long ends of the maturity spectrum.

In this environment, market gains in the first quarter of 1999 were led by the large-cap, blue-chip growth companies, as investors sought a sense of security in the wake of 1998's Asian currency crisis and Russian debt default. As recovery in Asia became more certain, the second quarter saw a resurgence of interest in smaller-cap issues. Small-cap value stocks turned in the best results and large-cap growth stocks turned in the worst.

The third quarter of 1999 saw an overall decline in domestic stocks. The S&P 500 fell 6.25% while the S&P MidCap 400 Index dropped 8.40%. Small capitalization stocks, as measured by the Russell 2000 Growth Index, fared slightly better, falling 4.91% during the same quarter. Overall, growth stocks again outperformed value stocks. Factors affecting the market's performance in the third quarter included the potential impact on earnings of technology companies from the earthquake in Taiwan and continued uncertainty about interest rates. At the conclusion of the fourth quarter, there were substantial gains in all market segments, with the S&P 500 returning 14.88%, led by a recovery in technology stocks. The technology-laden Nasdaq Composite rose 48.18% during the quarter, while the Russell 2000 Growth Index returned 33.39%.

PORTFOLIO MATTERS

By maintaining a focus on bottom-up stock selection in a market environment that has evidenced clear biases toward certain segments of the market, The Alger American Fund Portfolios outperformed their market benchmarks for the 12 months ended December 31, 1999.

ALGER AMERICAN SMALL  CAPITALIZATION  PORTFOLIO

For the fiscal year ended December 31, 1999, the Small Capitalization Portfolio returned 43.42%, compared to a 43.10% rise in the Russell 2000 Growth Index. Small-cap stocks were harder hit early in 1999 by last year's global financial crisis and trailed larger issues during the first quarter, moving into positive territory at the end of March and through the second quarter before falling back somewhat during the third quarter. Recovery in the technology sector in particular contributed to strong fourth-quarter results and to the Portfolio's performance.

ALGER AMERICAN GROWTH PORTFOLIO

For the fiscal year ended December 31, 1999, the Growth Portfolio gained 33.74%, substantially outperforming the 21.04% gain in the benchmark S&P 500 Index. The Portfolio benefited from the market's preference for large-capitalization stocks through the first quarter, with the technology sector leading the market's surge.

ALGER AMERICAN INCOME AND GROWTH PORTFOLIO

For the fiscal year ended December 31, 1999, the Income and Growth Portfolio gained 42.45% compared with the 21.04% gain in the benchmark S&P 500 Index. The Portfolio's performance reflects the market's strong bias toward large, blue-chip growth companies during the first quarter and the overall positive market environment that prevailed during the fourth quarter. During the fourth quarter alone, the Portfolio gained 35.96%, reflecting the resurgence in consumer and technology stocks.

ALGER AMERICAN BALANCED PORTFOLIO

For the fiscal year ended December 31, 1999, the Balanced Portfolio returned 29.21%, outperforming both the S&P 500 Index return of 21.04% and the Lehman Brothers Government/Corporate Bond Index return of -2.14%. The Portfolio's results reflected the strong stock market performance, which helped offset the generally negative environment for fixed-income investments during the year, and judicious weighting of the Portfolio's allocation between stock and fixed-income investments. Bond prices, which move in the opposite direction of interest rates, were volatile during the year and were negatively affected by fears that the Federal Reserve would further raise interest rates to forestall potential inflation increases.

ALGER AMERICAN MIDCAP GROWTH PORTFOLIO

For the fiscal year ended December 31, 1999, the MidCap Growth Portfolio returned 31.85%, substantially outperforming the benchmark S&P MidCap 400 Index, which rose 14.72% during the year. Mid-cap stocks as a group trailed larger issues during the first quarter of 1999 but benefited during the second quarter from the market's rotation toward smaller issues. In the fourth quarter, technology stocks led the resurgence in mid-cap issues. The Portfolio benefited from holdings in technology, retail, and consumer stocks.


ALGER  AMERICAN LEVERAGED  ALLCAP  PORTFOLIO

For the fiscal year ended December 31, 1999 the Leveraged AllCap Portfolio gained 78.06% compared to the 21.04% rise in the S&P 500 Index. The Portfolio benefited from exposure to all segments of the market as investor biases pushed first large-cap issues and then smaller companies to the fore. The Portfolio's weightings in high-performing technology and Internet stocks contributed to its strong performance.

LOOKING AHEAD
The Alger American Fund is managed to pursue its investment objectives by applying an investment philosophy which we at Fred Alger Management believe will serve investors well as we enter the next millennium. Changing demographics, new technologies, and ever-increasing sophistication in the financial markets will create new opportunities in the decades to come. Through rigorous fundamental research, coupled with advanced analytic capabilities, we will continue to seek out companies that offer investors the potential for superior returns.


                                          Respectfully submitted,

                                          /s/ David D. Alger
                                          ---------------------------------
                                          David D. Alger
                                          President

                                TABLE OF CONTENTS

Alger American Growth Portfolio:

    Portfolio Highlights ..................................................    4
    Schedule of Investments ...............................................    5
    Financial Highlights ..................................................    7

Alger American Small Capitalization Portfolio:

    Portfolio Highlights ..................................................    8
    Schedule of Investments ...............................................    9
    Financial Highlights ..................................................   11

Alger American Income and Growth Portfolio:

    Portfolio Highlights ..................................................   12
    Schedule of Investments ...............................................   13
    Financial Highlights ..................................................   15

Alger American Balanced Portfolio:

    Portfolio Highlights ..................................................   16
    Schedule of Investments ...............................................   17
    Financial Highlights ..................................................   20

Alger American MidCap Growth Portfolio:

    Portfolio Highlights ..................................................   21
    Schedule of Investments ...............................................   22
    Financial Highlights ..................................................   24

Alger American Leveraged AllCap Portfolio:

    Portfolio Highlights ..................................................   25
    Schedule of Investments ...............................................   26
    Financial Highlights ..................................................   28

Statements of Assets and Liabilities ......................................   29

Statements of Operations ..................................................   30

Statement of Cash Flows (Alger American Leveraged AllCap Portfolio) .......   31

Statements of Changes in Net Assets .......................................   32

Notes to Financial Statements .............................................   33

Report of Independent Public Accountants ..................................   36

ALGER AMERICAN GROWTH PORTFOLIO
Portfolio Highlights Through December 31, 1999 (Unaudited)

HYPOTHETICAL $10,000 INVESTMENT--10 Years Ended 12/31/99


[LINE CHART OMITTED]

         Alger American Growth      S&P 500 Index
         ---------------------      -------------
1/1/90           10000                  10000
12/31/90         10414                   9690
12/91            14619                  12643
12/92            16429                  13607
12/93            20120                  14978
12/94            20411                  15175
12/95            27834                  20880
12/96            31550                  25673
12/97            39673                  34240
12/98            58744                  44026
12/99            78567                  53287


The chart above illustrates the growth in value of a hypothetical $10,000 investment made in the Alger American Growth Portfolio and the S&P 500 Index for the ten years ended December 31, 1999. The figures for both the Alger American Growth Portfolio and the S&P 500 Index, an unmanaged index of common stocks, include reinvestment of dividends.

PERFORMANCE COMPARISON THROUGH December 31, 1999

                                                                    Average Annual Total Returns
                                                                                            Since Inception
                                                 1 Year         5 Years       10 Years           1/9/89
                                                 ----------------------------------------------------------
      Alger American Growth Portfolio             33.74%         30.94%        22.89%            23.05%

      S&P 500 Index                               21.04%         28.56%        18.21%            19.22%
                                                 ----------------------------------------------------------

PERFORMANCE FIGURES DO NOT REFLECT DEDUCTION OF INSURANCE CHARGES AGAINST ASSETS OR ANNUITIES. IF THESE CHARGES WERE DEDUCTED, THE TOTAL RETURN FIGURES WOULD BE LOWER. PAST PERFORMANCE DOES NOT GUARANTEE FUTURE RESULTS.

THE ALGER AMERICAN FUND
ALGER AMERICAN GROWTH PORTFOLIO
SCHEDULE OF INVESTMENTS--DECEMBER 31, 1999

--------------------------------------------------------------------------------

   SHARES     COMMON STOCKS--90.5%                                   VALUE
   ------                                                            -----

              ADVERTISING--.5%
  170,000     Omnicom Group Inc..............................    $  17,000,000
                                                                 -------------

              AEROSPACE--4.1%
1,139,000     Honeywell International Inc....................       65,706,063
1,106,800     United Technologies Corp.......................       71,942,000
                                                                 -------------
                                                                   137,648,063

              AUTOMOTIVE--1.0%
  543,600     Harley Davidson, Inc...........................       34,824,375
                                                                 -------------

              BIO-TECHNOLOGY--3.4%
1,713,400     Amgen Inc.*....................................      102,911,087
  167,900     Biogen Inc.*...................................       14,187,550
                                                                 -------------
                                                                   117,098,637
                                                                 -------------

              BROADCASTING--1.1%
  198,000     Clear Channel Communications Inc.*.............       17,671,500
  194,400     EchoStar Communications Corp., Cl. A*..........       18,954,000
                                                                 -------------
                                                                    36,625,500
                                                                 -------------

              BUILDING & CONSTRUCTION--.3%
  414,500     Masco Corp.....................................       10,517,937
                                                                 -------------

              BUSINESS SERVICES--1.0%
1,299,200     IMS Health Inc.................................       35,322,000
                                                                 -------------

              COMMUNICATION EQUIPMENT--9.2%
1,106,300     Cisco Systems, Inc.*...........................      118,512,388
  792,400     Corning Inc....................................      102,170,075
  626,400     Motorola, Inc..................................       92,237,400
                                                                 -------------
                                                                   312,919,863
                                                                 -------------

              COMMUNICATIONS--12.1%
1,492,000     America Online Inc.*...........................      112,552,750
  881,550     At Home Corp. Series A*........................       37,796,456
  953,500     AT&T Corp. Liberty Media Group, Cl. A*.........       54,111,125
  945,100     Comcast Corp. Cl. A Special....................       47,786,619
  364,400     Cox Communications Inc., Cl. A*................       18,766,600
  533,550     MCI Worldcom Inc.*.............................       28,311,497
  565,900     MediaOne Group Inc.*...........................       43,468,194
  156,000     Qualcomm Inc.*.................................       27,475,500
  581,100     Sprint Corp....................................       39,115,294
                                                                 -------------
                                                                   409,384,035
                                                                 -------------

              COMPUTER RELATED & BUSINESS EQUIPMENT--2.8%
1,856,200     Dell Computer Corp.*...........................       94,666,200
                                                                 -------------

              COMPUTER SERVICES--5.8%
  663,400     eBay Inc.*.....................................    $  83,049,387
  259,794     Yahoo Inc.*....................................      112,409,616
                                                                 -------------
                                                                   195,459,003
                                                                 -------------

              COMPUTER SOFTWARE--5.7%
  564,200     Intuit Inc.*...................................       33,816,737
1,367,000     Microsoft Corporation*.........................      159,597,250
                                                                 -------------
                                                                   193,413,987
                                                                 -------------

              ENERGY & ENERGY SERVICES--2.6%
2,206,000     Halliburton Co.................................       88,791,500
                                                                 -------------

              FINANCIAL SERVICES--11.9%
  143,500     American Express Co............................       23,856,875
1,197,369     Bank of America Corp...........................       60,092,957
1,757,050     Citigroup Inc..................................       97,626,091
  418,437     Firstar Corp...................................        8,839,482
  835,200     Household International Inc....................       31,111,200
  500,900     Kansas City Southern Industries, Inc............      37,379,663
  196,100     Merrill Lynch & Co., Inc.......................       16,374,350
  884,400     Morgan Stanley Dean Witter & Co................      126,248,100
                                                                 -------------
                                                                   401,528,718
                                                                 -------------

              FREIGHT--2.5%
1,222,400     United Parcel Service Inc., Cl. B..............       84,345,600
                                                                 -------------

              INSURANCE--2.5%
  783,883     American International Group, Inc..............       84,757,349
                                                                 -------------

              LEISURE & ENTERTAINMENT--.4%
  314,000     Carnival Corp..................................       15,013,125
                                                                 -------------

              PHARMACEUTICALS--6.2%
  956,100     Bristol Myers Squibb Co........................       61,369,669
1,299,650     Pfizer Inc.....................................       42,157,397
1,280,500     Warner-Lambert Co..............................      104,920,969
                                                                 -------------
                                                                   208,448,035
                                                                 -------------

              RETAILING--7.7%
  508,100     Amazon.com Inc.*...............................       38,679,112
  645,800     Best Buy Company Inc.*.........................       32,411,088
  212,900     Costco Wholesale Corp.*........................       19,427,125
1,534,200     Home Depot, Inc................................      105,188,588
  951,800     Wal-Mart Stores Inc............................       65,793,175
                                                                 -------------
                                                                   261,499,088
                                                                 -------------

THE ALGER AMERICAN FUND
ALGER AMERICAN GROWTH PORTFOLIO
SCHEDULE OF INVESTMENTS--DECEMBER 31, 1999 (Cont'd)


   SHARES      COMMON STOCKS (Cont'd)                                 VALUE
   ------                                                             -----

              SEMICONDUCTOR CAPITAL EQUIPMENT--4.2%
  811,700     Applied Materials Inc.*........................   $  102,832,243
   583,300    Teradyne, Inc.*................................       38,497,800
                                                                --------------
                                                                   141,330,043
                                                                --------------

              SEMICONDUCTORS--5.5%
  858,100     Altera Corporation*............................       42,529,581
  993,500     Intel Corp.....................................       81,777,469
  650,900     Linear Technology Corporation..................       46,580,031
  156,000     Texas Instruments, Incorporated................       15,112,500
                                                                --------------
                                                                   185,999,581
                                                                --------------

              Total Common Stocks
                (Cost $2,244,799,324)........................    3,066,592,639
                                                                --------------

              PREFERRED STOCK--.6%
              COMMUNICATIONS
  102,500     Nokia Corporation, ADR
              (Cost $ 17,261,765)............................       19,475,000
                                                                --------------

 Principal
  Amount
  ------      SHORT-TERM INVESTMENTS--11.6%

              SHORT-TERM CORPORATE NOTES--10.8%
$50,000,000   AT&T Capital Corporation,
                 6.36%, 1/14/00..............................       49,885,167
 50,000,000   Corporate Receivables Corp.,
                 6.60%, 1/14/00(a)...........................       49,880,833
 50,000,000   Ford Motor Credit Company,
                 6.41%, 1/13/00..............................       49,893,167
 40,000,000   Forrestal Funding Master Trust,
                 5.50%, 1/24/00(a)...........................       39,859,444
 50,000,000   Inter-American Development Bank,
                 5.74%, 1/12/00..............................       49,912,306
 40,000,000   Merrill Lynch & Co., Inc.,
                 5.55%, 1/27/00..............................       39,839,667
 35,000,000   Petrofina (DE) Inc.,
                 6.25%, 1/10/00..............................       34,945,312
 50,000,000   Toronto-Dominion Holdings (USA) Inc.,
                 5.94%, 1/27/00..............................       49,785,517
                                                                --------------

              TOTAL SHORT-TERM CORPORATE NOTES
                (Cost $364,001,413)..........................      364,001,413
                                                                --------------


                                                                     Value
                                                                     -----
      SECURITIES HELD UNDER
         REPURCHASE AGREEMENTS--.8%
      Securities Held Under Repurchase
         Agreements, 2.87%, 1/03/00, with
         Bear, Stearns & Co. Inc., dtd 12/31/99,
         repurchase price $27,462,298; collateralized
         by U.S. Treasury Notes and U.S. Treasury Bonds
        (Total par value $28,515,000 due
         1/15/09-4/15/28)....................................   $  27,455,731
                                                                -------------

      TOTAL SHORT-TERM INVESTMENTS
        (Cost $391,457,144)..................................     391,457,144
                                                                -------------

TOTAL INVESTMENTS
  (Cost $2,653,518,233)(b)......................     102.7%     3,477,524,783
Liabilities in Excess of Other Assets...........      (2.7)       (89,998,876)
                                                     -----     --------------
NET ASSETS......................................     100.0%    $3,387,525,907
                                                     =====     ==============

--------------------------------------------------------------------------------
 *   Non-income producing security.
(a) Pursuant to Securities and Exchange Commission Rule 144A, these securities may be sold prior to their maturity only to qualified institutional buyers.
(b) At December 31, 1999, the net unrealized appreciation on investments, based on cost for federal income tax purposes of $2,653,518,233, amounted to $824,006,550 which consisted of aggregate gross unrealized appreciation of $904,324,526 and aggregate gross unrealized depreciation of $80,317,976.


                       See Notes to Financial Statements.
6

THE ALGER AMERICAN FUND
ALGER AMERICAN GROWTH PORTFOLIO
FINANCIAL HIGHLIGHTS

FOR A SHARE OUTSTANDING THROUGHOUT THE YEAR
--------------------------------------------------------------------------------

                                                                        YEAR ENDED DECEMBER 31,
                                                 -------------------------------------------------------------------
                                                     1999          1998           1997          1996         1995
                                                 -----------    ----------     ----------     --------     ---------
Net asset value, beginning of year ..........    $     53.22    $    42.76     $    34.33     $  31.16     $   23.13
                                                 ----------     ----------     ----------     --------     ---------
Net investment income (loss) ................         (0.03)          0.09           0.13         0.12          0.02
Net realized and unrealized gain
 (loss) on investments ......................         16.66          18.32           8.66         4.00          8.33
                                                 ----------     ----------     ----------     --------     ---------
    Total from investment operations ........         16.63          18.41           8.79         4.12          8.35
                                                 ----------     ----------     ----------     --------     ---------
Dividends from net investment income ........         (0.08)         (0.13)         (0.13)       (0.02)        (0.07)
Distributions from net realized gains .......         (5.39)         (7.82)         (0.23)       (0.93)        (0.25)
                                                 ----------     ----------     ----------     --------     ---------
    Total Distributions .....................         (5.47)         (7.95)         (0.36)       (0.95)        (0.32)
                                                 ----------     ----------     ----------     --------     ---------
Net asset value, end of year ................    $    64.38     $    53.22     $    42.76     $  34.33     $   31.16
                                                 ==========     ==========     ==========     ========     =========
Total Return ................................         33.74%         48.07%         25.75%       13.35%        36.37%
                                                 ==========     ==========     ==========     ========     =========
Ratios and Supplemental Data:
    Net assets, end of year (000's omitted)..    $3,387,526     $1,905,719     $1,072,529     $991,028     $ 502,974
                                                 ==========     ==========     ==========     ========     =========
    Ratio of expenses to average net assets..          0.79%          0.79%          0.79%        0.79%         0.85%
                                                 ==========     ==========     ==========     ========     =========
    Ratio of net investment income (loss) to
      average net assets ....................         (0.03%)         0.25%          0.27%        0.50%         0.18%
                                                 ==========     ==========     ==========     ========     =========
    Portfolio Turnover Rate .................        135.13%        127.38%        129.50%       82.86%       118.33%
                                                 ==========     ==========     ==========     ========     =========


                       See Notes to Financial Statements.

ALGER AMERICAN SMALL CAPITALIZATION PORTFOLIO
Portfolio  Highlights Through December 31, 1999 (Unaudited)

HYPOTHETICAL $10,000 INVESTMENT--10 Years Ended 12/31/99


[LINE CHART OMITTED]

               Russell 2000         Alger American
               Growth Index     Small Capitalization
               ------------     --------------------
1/90               10000               10000
12/31/90           10871                8259
12/91              17127               12486
12/92              17736               13457
12/93              20091               15254
12/94              19212               14884
12/95              27724               19500
12/96              28884               21696
12/97              32174               24505
12/98              37171               24809
12/99              53309               35501


The chart above illustrates the growth in value of a hypothetical $10,000 investment made in the Alger American Small Capitalization Portfolio and the Russell 2000 Growth Index for the ten years ended December 31, 1999. The figures for both the Alger American Small Capitalization Portfolio and the Russell 2000 Growth Index, an unmanaged index of common stocks of small capitalization companies, include reinvestment of dividends.


PERFORMANCE COMPARISON THROUGH December 31, 1999

                                                                 Average Annual Total Returns
                                                                                           Since Inception
                                                  1 Year      5 Years      10 Years            9/21/88
                                                 ---------------------------------------------------------
      Alger American Small
        Capitalization Portfolio                 43.42%       22.64%       18.22%             20.86%

      Russell 2000 Growth Index                  43.10%       18.99%       13.51%             13.73%
                                                 ---------------------------------------------------------

PERFORMANCE FIGURES DO NOT REFLECT DEDUCTION OF INSURANCE CHARGES AGAINST ASSETS OR ANNUITIES. IF THESE CHARGES WERE DEDUCTED, THE TOTAL RETURN FIGURES WOULD BE LOWER. PAST PERFORMANCE DOES NOT GUARANTEE FUTURE RESULTS.

THE ALGER AMERICAN FUND
ALGER AMERICAN SMALL CAPITALIZATION PORTFOLIO
SCHEDULE OF INVESTMENTS--DECEMBER 31, 1999


SHARES        COMMON STOCKS--90.4%                                  VALUE
------                                                              -----

              ADVERTISING--1.8%
  170,600     Young & Rubicam Inc............................    $ 12,069,950
                                                                 ------------
              AIRLINES--.5%
  111,000     SkyWest Inc....................................       3,108,000
                                                                 ------------
              BIO-TECHNOLOGY--4.8%
  413,500     Cygnus, Inc.*+.................................       7,546,375
   48,000     IDEC Pharmaceuticals Corporation*..............       4,716,000
   34,800     Medimmune Inc.*................................       5,772,450
  120,000     Protein Design Labs Inc.*......................       8,400,000
   57,600     Sepracor Inc.*+................................       5,713,200
                                                                 ------------
                                                                   32,148,025
                                                                 ------------
              BROADCASTING--6.1%
   65,400     Acme Communications Inc.*+.....................       2,174,550
  192,000     Adelphia Business Solutions Inc., Cl. A*.......       9,216,000
  185,100     Citadel Communications Corp.*..................      12,008,363
   40,000     Cumulus Media Inc., Cl. A*.....................       2,030,000
   99,600     Emmis Communications Corp., CI. A*+............      12,414,205
  139,900     Salem Communications Corp., Cl. A*.............       3,165,238
                                                                 ------------
                                                                   41,008,356
                                                                 ------------
              BUSINESS SERVICES--11.4%
   50,000     Ariba Inc.*....................................       8,868,750
  243,300     BISYS Group Inc.*+.............................      15,875,325
  274,100     eSpeed Inc.*...................................       9,747,682
  176,300     FactSet Research Systems Inc...................      14,037,888
  102,100     F.Y.I. Incorporated*...........................       3,471,400
  138,700     Getty Images Inc.*+............................       6,778,963
  288,000     The Management Network Group Inc.*.............       9,396,000
  225,600     Marketing Services Group Inc.*.................       3,778,800
  168,100     Source Information Management Co.*+............       2,815,675
   70,000     United Stationers Inc.*........................       1,999,375
                                                                 ------------
                                                                   76,769,858
                                                                 ------------

              COMMUNICATION EQUIPMENT--1.7%
  120,000     Alpha Industries Inc.*.........................       6,877,500
   99,600     Aware Inc.*....................................       3,622,950
   42,000     MCK Communications Inc.*.......................         945,000
                                                                 ------------
                                                                   11,445,450
                                                                 ------------

              COMMUNICATIONS--2.6%
   90,400     AirGate PCS Inc.*..............................       4,768,600
   21,000     Cox Radio, Inc., Cl. A*........................       2,094,750
  160,900     ITC DeltaCom Inc.*+............................       4,444,863
   94,500     Primus Telecommunications Group Incorporated*..       3,614,625
   51,000     Time Warner Telecom Inc., Cl. A*...............       2,546,812
                                                                 ------------
                                                                   17,469,650
                                                                 ------------

              COMPUTER RELATED & BUSINESS EQUIPMENT--1.3%
  229,000     Antec Corp.*...................................       8,358,500
   12,000     Digital Lightwave Inc.*........................         768,000
                                                                 ------------
                                                                    9,126,500
                                                                 ------------

              COMPUTER SERVICES--10.1%
  168,800     CNET Inc.*.....................................    $  9,579,400
   83,600     Critical Path, Inc.*...........................       7,889,750
   49,300     eBay Inc.*.....................................       6,171,744
  134,400     Exodus Communications, Inc.*...................      11,936,400
   86,200     Insituform Technologies Inc.*..................       2,435,150
  164,000     Official Payments Corp.*+......................       8,528,000
   93,087     QRS Corp.*.....................................       9,774,135
   73,400     Vignette Corp.*................................      11,964,200
                                                                 ------------
                                                                   68,278,779
                                                                 ------------

              COMPUTER SOFTWARE--7.7%
  127,800     Advent Software Inc.*..........................       8,235,113
  196,700     BSquare Corp.*.................................       8,249,106
   42,000     Business Objects ADS...........................       5,612,250
  361,900     Intuit Inc.*...................................      21,691,381
   29,600     Micromuse Inc.*................................       5,032,000
   84,100     Radiant Systems Inc.*+.........................       3,379,769
                                                                 ------------
                                                                   52,199,619
                                                                 ------------

              CONSUMER PRODUCTS--2.9%
   33,400     Furniture Brands International Inc.*...........         734,800
  175,500     Mettler-Toledo International Inc.*.............       6,701,906
  276,600     Pittway Corp., Cl. A...........................      12,395,138
                                                                 ------------
                                                                   19,831,844
                                                                 ------------

              ENERGY & ENERGY SERVICES--1.0%
  107,800     Calpine Corp.*.................................       6,899,200
                                                                 ------------

              FOODS & BEVERAGES--1.2%
  199,000     Beringer Wine Estates Holdings, Cl. B*.........       7,935,125
                                                                 ------------

              HEALTH CARE--2.6%
  141,200     Cytyc Corporation*.............................       8,622,025
  202,600     ENZON Inc.*....................................       8,787,775
                                                                 ------------
                                                                   17,409,800
                                                                 ------------

              MEDICAL DEVICES--2.3%
  109,400     Caliper Technologies Corp.*+...................       7,302,450
  150,400     CONMED Corporation*............................       3,891,600
  210,100     Varian Inc.*...................................       4,727,250
                                                                 ------------
                                                                   15,921,300
                                                                 ------------
              MEDICAL SERVICES--2.0%
  292,500     Hooper Holmes Inc..............................       7,531,875
  150,000     ILEX Oncology Inc.*............................       3,618,750
   99,400     MedQuist Inc.*.................................       2,565,763
                                                                 ------------
                                                                   13,716,388
                                                                 ------------
              OIL & GAS--1.7%
  163,100     B.J. Services Company*.........................       6,819,619
  460,900     Varco International Inc.*+.....................       4,695,417
                                                                 ------------
                                                                   11,515,036
                                                                 ------------
                                                                               9

THE ALGER AMERICAN FUND
ALGER AMERICAN LEVERAGED ALLCAP PORTFOLIO
SCHEDULE OF INVESTMENTS--DECEMBER 31, 1999

-------------------------------------------------------------------------------


 SHARES       COMMON STOCKS (Cont'd)                                  VALUE
 ------                                                               -----

              PHARMACEUTICALS--2.0%
  172,300     Alpharma Inc., Cl. A*+.........................    $  5,298,225
  100,000     BioCryst Pharmaceuticals Inc.*+................       2,950,000
   75,600     Celgene Corp.*+................................       5,292,000
                                                                 ------------
                                                                   13,540,225
                                                                 ------------
              RETAILING--12.9%
   94,000     Bed Bath & Beyond Inc.*........................       3,266,500
  420,300     BJ's Wholesale Club Inc.*......................      15,340,950
  100,900     Cost Plus Inc.*................................       3,594,563
  384,400     Ethan Allen Interiors Inc.+....................      12,324,825
  407,700     Linens'n Things Inc.*..........................      12,078,113
  265,100     Michaels Stores Inc.*..........................       7,555,350
   94,850     Pacific Sunwear of California Inc.*+...........       3,023,344
  227,200     Sharper Image Corp.*...........................       2,882,600
  245,000     Sunglass Hut International Inc*................       2,756,250
   84,100     Too Inc.*......................................       1,450,725
  105,100     Tuesday Morning Corp.*+........................       1,937,780
  320,600     Tweeter Home Entertainment Group Inc.*.........      11,381,300
   84,100     Valuevision International Inc., Cl. A*.........       4,819,981
  100,150     Williams Sonoma Inc.*..........................       4,606,900
                                                                 ------------
                                                                   87,019,181
                                                                 ------------

              SEMICONDUCTOR CAPITAL EQUIPMENT--5.7%
  133,200     ASM Lithography Holding NV*+...................      15,151,500
  236,500     Atmi Inc.*.....................................       7,819,281
  230,200     PRI Automation, Inc.*..........................      15,452,175
                                                                 ------------
                                                                   38,422,956
                                                                 ------------
              SEMICONDUCTORS--7.2%
   42,000     Applied Micro Circuits Corp.*..................       5,344,500
  151,200     Conexant Systems Inc.*.........................      10,035,900
  101,300     Dallas Semiconductor Corp......................       6,527,518
  206,100     Lattice Semiconductor Corp.*...................       9,712,463
  157,200     Microchip Technology Incorporated*.............      10,758,375
  116,800     Vitesse Semiconductor Corp.*...................       6,124,700
                                                                 ------------
                                                                   48,503,456
                                                                 ------------
              TRANSPORTATION--.3%
   42,000     Forward Air Corporation *......................       1,821,750
                                                                 ------------
              MISCELLANEOUS--.6%
  278,600     Coinstar Inc.*+................................       3,900,400
                                                                 ------------
              TOTAL COMMON STOCKs
                (Cost $407,124,415)..........................     610,060,848
                                                                 ------------

  Principal
   Amount     SHORT-TERM INVESTMENTS--11.9%                          Value
   ------                                                            -----
              SHORT-TERM CORPORATE NOTES--10.4%
$10,000,000   Forrestal Funding Master Trust,
                5.50%, 1/24/00(a)............................    $  9,964,861
 25,000,000   Inter-American Development Bank,
                5.74%, 1/12/00...............................      24,956,153
 15,000,000   Merrill Lynch & Co., Inc.,
                6.55%, 1/19/00...............................      14,950,875
 20,000,000   Petrofina (DE) Inc.,
                6.25%, 1/11/00...............................      19,965,277
                                                                 ------------
              TOTAL SHORT-TERM CORPORATE NOTES
                (Cost $69,837,166)...........................      69,837,166
                                                                 ------------
         SECURITIES HELD UNDER
           REPURCHASE AGREEMENTS--1.5%
         Securities Held Under Repurchase
           Agreements, 2.87%, 1/03/00, with
           Bear, Stearns & Co. Inc., dtd 12/31/99,
           repurchase price $10,348,327; collateralized
           by U.S. Treasury Notes
           (par value $10,725,000 due 1/15/09)...............      10,345,853
                                                                 ------------
         Total Short-Term Investments
           (Cost $80,183,019)................................      80,183,019
                                                                 ------------
TOTAL INVESTMENTS
  (Cost $487,307,434)(b)......................    102.3%          690,243,867
Liabilities in Excess of Other Assets.........     (2.3)          (15,379,680)
                                                  -----          ------------
NET ASSETS.........................               100.0%         $674,864,187
                                                  =====          ============

--------------------------------------------------------------------------------
 +   Securities partially or fully on loan.
 *   Non-income producing security.
(a) Pursuant to Securities and Exchange Commission Rule 144A, these securities may be sold prior to their maturity only to qualified institutional buyers.
(b) "At December 31, 1999, the net unrealized appreciation on investments, based on cost for federal income tax purposes of $487,307,434, amounted to $202,936,433 which consisted of aggregate gross unrealized appreciation of $212,312,675 and aggregate gross unrealized depreciation of $9,376,242.


                       See Notes to Financial Statements.

THE ALGER AMERICAN FUND
ALGER AMERICAN SMALL CAPITALIZATION PORTFOLIO
FINANCIAL HIGHLIGHTS

FOR A SHARE OUTSTANDING THROUGHOUT THE YEAR
--------------------------------------------------------------------------------

                                                                       YEAR ENDED DECEMBER 31,
                                                 ------------------------------------------------------------------
                                                    1999          1998          1997         1996          1995
                                                 ----------   -----------    ----------   ----------    ---------
Net asset value, beginning of year...........    $  43.97     $    43.75     $  40.91     $    39.41     $  27.31
                                                 --------     ----------     --------     ----------     --------
Net investment loss..........................       (0.12)(i)      (0.02)       (0.05)(i)      (0.04)(i)    (0.09)
Net realized and unrealized gain
  (loss) on investments......................       16.98           6.30         4.45           1.70        12.19
                                                 --------     ----------     --------     ----------     --------
    Total from investment operations.........       16.86           6.28         4.40           1.66        12.10
Distributions from net realized gains........       (5.68)         (6.06)       (1.56)         (0.16)          --
                                                 --------     ----------     --------     ----------     --------
Net asset value, end of year.................    $  55.15     $    43.97     $  43.75     $    40.91     $  39.41
                                                 ========     ==========     ========     ==========     ========
Total Return.................................       43.42%         15.53%       11.39%          4.18%       44.31%
                                                 ========     ==========     ========     ==========     ========
Ratios and Supplemental Data:
   Net assets, end of year (000's omitted)...    $674,864     $1,216,584     $997,586     $1,469,518     $984,212
                                                 ========     ==========     ========     ==========     ========
   Ratio of expenses to average net assets...        0.90%          0.89%        0.89%          0.88%        0.92%
                                                 ========     ==========     ========     ==========     ========
   Ratio of net investment loss to
       average net assets....................       (0.28%)        (0.20%)      (0.12%)        (0.09%)      (0.48%)
                                                 ========     ==========     ========     ==========     ========
   Portfolio Turnover Rate...................      182.25%        142.90%      104.43%        110.04%       80.66%
                                                 ========     ==========     ========     ==========     ========


(i)  Amount was computed based on average shares outstanding during the year.


                       See Notes to Financial Statements.

ALGER AMERICAN INCOME AND GROWTH PORTFOLIO
PORTFOLIO HIGHLIGHTS THROUGH DECEMBER 31, 1999 (UNAUDITED)

HYPOTHETICAL $10,000 INVESTMENT--10 Years Ended 12/31/99


[LINE CHART OMITTED]

                  Alger American
                  Income & Growth      S&P 500 Index
                  ---------------      -------------
1/1/90                 10000               10000
12/90                  10028                9690
12/91                  12386               12643
12/92                  13456               13607
12/93                  14847               14978
12/94                  13618               15175
12/95                  18402               20880
12/96                  22024               25673
12/97                  30015               34240
12/98                  39737               44026
12/99                  56605               53287


The  chart  above  illustrates  the  growth in value of a  hypothetical  $10,000 investment made in the Alger American Income and Growth Portfolio and the S&P 500 Index for the ten years ended December 31, 1999. Figures for the Alger American Income and Growth Portfolio and the S&P 500 Index, an unmanaged index of common stocks, include reinvestment of dividends.


PERFORMANCE COMPARISON THROUGH December 31, 1999

                                                                 Average Annual Total Returns
                                                                                              Since Inception
                                                  1 Year       5 Years        10 Years            11/15/88
                                                 --------------------------------------------------------------
      Alger American Income
        and Growth Portfolio                      42.45%        32.97%         18.93%              17.71%

      S&P 500 Index                               21.04%        28.56%         18.21%              19.23%
                                                 --------------------------------------------------------------

PERFORMANCE FIGURES DO NOT REFLECT DEDUCTION OF INSURANCE CHARGES AGAINST ASSETS OR ANNUITIES. IF THESE CHARGES WERE DEDUCTED, THE TOTAL RETURN FIGURES WOULD BE LOWER. PAST PERFORMANCE DOES NOT GUARANTEE FUTURE RESULTS.

THE ALGER AMERICAN FUND
ALGER AMERICAN INCOME AND GROWTH PORTFOLIO
SCHEDULE OF INVESTMENTS--DECEMBER 31, 1999


   SHARES     COMMON STOCKS--90.2%                                   VALUE
   ------                                                            -----

              ADVERTISING--4.1%
   21,600     Omnicom Group Inc..............................    $  2,160,000
   22,600     Young & Rubicam Inc............................       1,598,950
                                                                 ------------
                                                                    3,758,950
                                                                 ------------

              AEROSPACE--1.4%
   22,600     Honeywell International Inc....................       1,303,738
                                                                 ------------

              BIO-TECHNOLOGY--3.9%
   59,800     Amgen Inc.*....................................       3,591,738
                                                                 ------------

              BROADCASTING--3.9%
   12,900     Cablevision Systems Corp., Cl. A*+.............         973,950
   23,700     Clear Channel Communications Inc.*.............       2,115,225
    5,300     EchoStar Communications Corp., Cl. A*..........         516,750
                                                                 ------------
                                                                    3,605,925
                                                                 ------------

              COMMUNICATION EQUIPMENT--6.5%
   28,000     Cisco Systems, Inc.*...........................       2,999,500
   20,100     Motorola, Inc..................................       2,959,725
                                                                 ------------
                                                                    5,959,225
                                                                 ------------

              COMMUNICATIONS--15.8%
   51,600     America Online Inc.*...........................       3,892,575
   28,700     At Home Corp. Series A*........................       1,230,513
   15,500     AT&T Corp Liberty Media Group, Cl. A*..........         879,625
   49,400     Comcast Corp., Cl. A Special...................       2,497,788
   20,600     Nextel Communications Inc., Cl. A*.............       2,124,375
    4,400     Qualcomm Inc.*.................................         774,950
   12,900     Sprint (PCS Group) Corp.*+.....................       1,322,250
   23,200     Time Warner Inc................................       1,680,550
                                                                 ------------
                                                                   14,402,626
                                                                 ------------

              COMPUTER RELATED & BUSINESS EQUIPMENT--1.0%
   17,600     Dell Computer Corp.*...........................         897,600
                                                                 ------------

              COMPUTER SERVICES--13.1%
   12,900     CNET Inc.*.....................................         732,075
   20,600     eBay Inc.*.....................................       2,578,863
   31,000     Exodus Communications, Inc.*...................       2,753,187
   13,700     Yahoo Inc.*....................................       5,927,818
                                                                 ------------
                                                                   11,991,943
                                                                 ------------

              COMPUTER SOFTWARE--4.0%
   31,400     Microsoft Corporation*.........................       3,665,950
                                                                 ------------

              CONGLOMERATE--2.3%
   13,400     General Electric Co............................       2,073,650
                                                                 ------------

              CONSUMER PRODUCTS--2.2%
   75,000     Cendant Corp.*.................................       1,992,187
                                                                 ------------

              ENERGY & ENERGY SERVICES--2.4%
   53,600     Halliburton Co.................................    $  2,157,400
                                                                 ------------

              FINANCIAL SERVICES--8.2%
   17,300     American Express Co............................       2,876,125
   18,109     Bank of America Corp...........................         908,845
   51,100     Citigroup Inc..................................       2,839,244
    5,700     Morgan Stanley Dean Witter & Co................         813,675
                                                                 ------------
                                                                    7,437,889
                                                                 ------------

              INSURANCE--.7%
    5,781     American International Group, Inc..............         625,071
                                                                 ------------

              PHARMACEUTICALS--2.8%
   25,200     Bristol Myers Squibb Co........................       1,617,525
   11,200     Warner-Lambert Co..............................         917,700
                                                                 ------------
                                                                    2,535,225
                                                                 ------------
              RETAILING--5.8%
   13,400     Bed Bath & Beyond Inc.*........................         465,650
    7,100     Costco Wholesale Corp.*........................         647,875
   42,450     Home Depot, Inc................................       2,910,478
   17,850     Wal-Mart Stores Inc............................       1,233,881
                                                                 ------------
                                                                    5,257,884
                                                                 ------------
              SEMICONDUCTOR CAPITAL EQUIPMENT--2.2%
   10,300     Applied Materials Inc.*........................       1,304,881
   10,300     Teradyne, Inc.*................................         679,800
                                                                 ------------
                                                                    1,984,681
                                                                 ------------
              SEMICONDUCTORS--9.9%
    8,200     Broadcom Corp., Cl. A*.........................       2,233,475
   27,800     Conexant Systems Inc.*.........................       1,845,225
   23,200     Linear Technology Corporation..................       1,660,250
   25,800     Texas Instruments, Incorporated................       2,499,375
   15,500     Vitesse Semiconductor Corp.*...................         812,781
                                                                 ------------
                                                                    9,051,106
                                                                 ------------
              Total Common Stocks
                (Cost $58,808,720)...........................      82,292,788
                                                                 ------------

  Principal   SHORT-TERM INVESTMENTS--5.6%
   Amount     SHORT-TERM CORPORATE NOTES--3.3%
   ------
$3,000,000    Toronto-Dominion Holdings (USA) Inc.,
                5.94%, 1/27/00
                (Cost $2,987,134)............................       2,987,134
                                                                 ------------

THE ALGER AMERICAN FUND
ALGER AMERICAN INCOME AND GROWTH PORTFOLIO
SCHEDULE OF INVESTMENTS--DECEMBER 31, 1999 (Cont'd)


              SHORT-TERM INVESTMENTS (Cont'd)                         VALUE
                                                                      -----
              SECURITIES HELD UNDER
                REPURCHASE AGREEMENTS--2.3%
              Securities Held Under Repurchase
              Agreements, 2.87%, 1/03/00, with
              Bear, Stearns & Co. Inc., dtd 12/31/99,
              repurchase price $2,143,143;
              collateralized by U.S. Treasury Notes
              (par value $2,225,000 due 1/15/09).............    $  2,142,631
                                                                 ------------

               Total Short-Term Investments
                 (Cost $5,129,765)...........................       5,129,765
                                                                 ------------
TOTAL INVESTMENTS
  (Cost $63,938,485)(a)..........................    95.8%         87,422,553
Other Assets in Excess of Liabilities............     4.2           3,827,327
                                                    -----        ------------
NET ASSETS.......................................   100.0%       $ 91,249,880
                                                    =====        ============

--------------------------------------------------------------------------------
 +   Securities partially or fully on loan.
 *   Non-income producing security.
(a) At December 31, 1999, the net unrealized appreciation on investments, based on cost for federal income tax purposes of $63,938,485, amounted to $23,484,068 which consisted of aggregate gross unrealized appreciation of $24,536,752 and aggregate gross unrealized depreciation of $1,052,684.


                       See Notes to Financial Statements.

THE ALGER AMERICAN FUND
ALGER AMERICAN INCOME AND GROWTH PORTFOLIO
FINANCIAL HIGHLIGHTS

For a share outstanding throughout the year
--------------------------------------------------------------------------------

                                                                     YEAR ENDED DECEMBER 31,
                                                 ---------------------------------------------------------------
                                                   1999        1998          1997         1996         1995
                                                 --------    --------     ----------    --------     --------
Net asset value, beginning of year...........    $  13.12    $  10.99     $     8.42    $  17.79     $  13.30
                                                 --------    --------     ----------    --------     --------
Net investment income........................        0.00        0.03           0.03        0.09(i)      0.11(i)
Net realized and unrealized gain
  (loss) on investments......................        5.26        3.30           2.94        1.87         4.54
                                                 --------    --------     ----------    --------     --------
    Total from investment operations.........        5.26        3.33           2.97        1.96         4.65
                                                 --------    --------     ----------    --------     --------
Dividends from net investment income.........       (0.03)      (0.04)         (0.04)      (0.33)       (0.16)
Distributions from net realized gains........       (0.77)      (1.16)         (0.36)     (11.00)          --
                                                 --------    --------     ----------    --------     --------
    Total Distributions......................       (0.80)      (1.20)         (0.40)     (11.33)       (0.16)
                                                 --------    --------     ----------    --------     --------
Net asset value, end of year.................    $  17.58    $  13.12     $    10.99    $   8.42     $  17.79
                                                 ========    ========     ==========    ========     ========
Total Return.................................       42.45%      32.39%         36.29%      19.68%       35.13%
                                                 ========    ========     ==========    ========     ========
Ratios and Supplemental Data:
   Net assets, end of year (000's omitted)...    $ 91,250    $ 77,926     $   47,399    $ 20,910     $  8,639
                                                 ========    ========     ==========    ========     ========
   Ratio of expenses to average net assets...       0.70%       0.70%          0.74%        0.81%        0.75%
                                                 ========    ========     ==========    ========     ========
   Ratio of net investment income to
     average net assets......................       0.03%        0.31%         0.56%       0.94%        0.61%
                                                 ========    ========     ==========    ========     ========
   Portfolio Turnover Rate...................     193.23%      131.67%       150.09%     121.60%      164.05%
                                                 ========    ========     ==========    ========     ========


(i) Amount was computed based on average shares outstanding during the year.


                       See Notes to Financial Statements.

ALGER AMERICAN BALANCED PORTFOLIO
PORTFOLIO HIGHLIGHTS THROUGH DECEMBER 31, 1999 (UNAUDITED)

HYPOTHETICAL $10,000 INVESTMENT--10 Years Ended 12/31/99


[LINE CHART OMITTED]

                     Alger     Lehman brothers
                    American      Gov't/Corp
                    Balanced      Bond Index    S&P 500 Index
                    --------   ---------------  -------------

1/90                 10000          10000          10000
12/31/90 10653       10829           9690
12/91                11154          12576          12643
12/92                12212          13528          13607
12/93                13163          15024          14978
12/94                12601          14497          15175
12/95                16208          17286          20880
12/96                17856          17788          25673
12/97                21394          19523          34240
12/98                28136          21371          44026
12/99                36356          20914          53287


The chart above illustrates the growth in value of a hypothetical $10,000 investment made in the Alger American Balanced Portfolio, the S&P 500 Index, and the Lehman Brothers Government/Corporate Bond Index for the ten years ended December 31, 1999. Figures for the Alger American Balanced Portfolio, the S&P 500 Index, an unmanaged index of common stocks, and the Lehman Brothers Government/Corporate Bond Index, an unmanaged index of government and corporate bonds, include reinvestment of dividends and/or interest.


PERFORMANCE COMPARISON THROUGH December 31, 1999


                                                                    Average Annual Total Returns
                                                                                                Since Inception
                                                    1 Year         5 Years        10 Years           9/5/89
                                                 --------------------------------------------------------------
         Alger American Balanced Portfolio           29.21%        23.60%        13.78%              13.61%

         S&P 500 Index                               21.04%        28.56%        18.21%              17.78%

         Lehman Brothers Gov't/Corp Bond Index       (2.14%)        7.60%         7.66%               7.82%
                                                 --------------------------------------------------------------

PERFORMANCE FIGURES DO NOT REFLECT DEDUCTION OF INSURANCE CHARGES AGAINST ASSETS OR ANNUITIES. IF THESE CHARGES WERE DEDUCTED, THE TOTAL RETURN FIGURES WOULD BE LOWER. PAST PERFORMANCE DOES NOT GUARANTEE FUTURE RESULTS.

THE ALGER AMERICAN FUND
ALGER AMERICAN BALANCED PORTFOLIO
SCHEDULE OF INVESTMENTS--DECEMBER 31, 1999


  SHARES      COMMON STOCKS--61.1%                                    VALUE
  ------                                                              -----

              ADVERTISING--.3%
    1,800     Omnicom Group Inc..............................    $    180,000
                                                                 ------------

              AEROSPACE--2.4 %
   10,900     Honeywell International Inc....................         628,794
   11,000     United Technologies Corp.......................         715,000
                                                                 ------------
                                                                    1,343,794
                                                                 ------------

              AUTOMOTIVE--.8%
    6,700     Harley Davidson, Inc...........................         429,219
                                                                 ------------

              BIO-TECHNOLOGY--2.4%
   20,200     Amgen Inc.*....................................       1,213,262
    1,800     Biogen Inc.*...................................         152,100
                                                                 ------------
                                                                    1,365,362
                                                                 ------------

              BROADCASTING--.9%
    2,000     Clear Channel Communications Inc.*.............         178,500
    3,200     EchoStar Communications Corp., Cl. A*..........         312,000
                                                                 ------------
                                                                      490,500
                                                                 ------------

              BUILDING & CONSTRUCTION--.2%
    4,400     Masco Corp.....................................         111,650
                                                                 ------------

              BUSINESS SERVICES--.7%
   13,500     IMS Health Inc.................................         367,031
                                                                 ------------

              COMMUNICATION EQUIPMENT--5.9%
   12,200     Cisco Systems, Inc.*...........................       1,306,925
    8,800     Corning Inc....................................       1,134,650
    6,000     Motorola, Inc..................................         883,500
                                                                 ------------
                                                                    3,325,075
                                                                 ------------

              COMMUNICATIONS--9.0%
   19,000     America Online Inc.*...........................       1,433,312
   12,726     At Home Corp., Series A*.......................         545,628
   10,400     AT&T Corp Liberty Media Group, Cl. A*..........         590,200
    9,000     Comcast Corp., Cl. A Special...................         455,062
    5,700     Cox Communications Inc., Cl. A*................         293,550
    8,250     MCI Worldcom Inc.*.............................         437,766
    8,000     MediaOne Group Inc.*...........................         614,500
    1,600     Qualcomm Inc.*.................................         281,800
    6,400     Sprint Corp....................................         430,800
                                                                 ------------
                                                                    5,082,618
                                                                 ------------

              COMPUTER RELATED & BUSINESS EQUIPMENT--1.6%
   17,600     Dell Computer Corp.*...........................         897,600
                                                                 ------------

              COMPUTER SERVICES--4.0%
    7,700     eBay Inc.*.....................................         963,944
    3,044     Yahoo Inc.*....................................       1,317,101
                                                                 ------------
                                                                    2,281,045
                                                                 ------------
              COMPUTER SOFTWARE--3.7%
      5,700   Intuit Inc.*...................................         341,644
     14,800   Microsoft Corporation*.........................       1,727,900
                                                                 ------------
                                                                    2,069,544
                                                                 ------------

              ENERGY & ENERGY SERVICES--1.7%
     23,850   Halliburton Co.................................    $    959,962
                                                                 ------------

              FINANCIAL SERVICES--8.7%
      1,500   American Express Co............................         249,375
     15,016   Bank of America Corp...........................         753,615
     20,200   Citigroup Inc..................................       1,122,362
      4,391   Firstar Corp...................................          92,760
      9,400   Household International Inc....................         350,150
      9,300   Kansas City Southern Industries, Inc...........         694,012
      2,100   Merrill Lynch & Co., Inc.......................         175,350
      9,200   Morgan Stanley Dean Witter & Co................       1,313,300
      3,300   Paine Webber Group Inc.........................         128,081
                                                                 ------------
                                                                    4,879,005
                                                                 ------------

              FREIGHT--1.7%
     13,800   United Parcel Service Inc., Cl. B..............         952,200
                                                                 ------------

              INSURANCE--1.6%
      8,637   American International Group, Inc..............         933,876
                                                                 ------------

              LEISURE &  ENTERTAINMENT--.3%
      3,400   Carnival Corp..................................         162,562
                                                                 ------------

              PHARMACEUTICALS--4.0%
     10,600   Bristol Myers Squibb Co........................         680,387
     14,166   Pfizer Inc.....................................         459,510
     13,900   Warner-Lambert Co..............................       1,138,931
                                                                 ------------
                                                                    2,278,828
                                                                 ------------
              RETAILING--4.9%
      7,100   Amazon.com Inc.*...............................         540,488
      5,800   Best Buy Company Inc.*.........................         291,088
      1,800   Costco Wholesale Corp.*........................         164,250
     17,325   Home Depot, Inc................................       1,187,845
      8,150   Wal-Mart Stores Inc............................         563,370
                                                                 ------------
                                                                    2,747,041
                                                                 ------------
              SEMICONDUCTOR CAPITAL EQUIPMENT--3.0%
      9,700   Applied Materials Inc.*........................       1,228,869
      7,000   Teradyne, Inc.*................................         462,000
                                                                 ------------
                                                                    1,690,869
                                                                 ------------
              SEMICONDUCTORS--3.3%
      9,400   Altera Corporation*............................         465,887
      9,000   Intel Corp.....................................         740,812
      6,600   Linear Technology Corporation..................         472,312
      1,700   Texas Instruments, Incorporated................         164,689
                                                                 ------------
                                                                    1,843,700
                                                                 ------------

              TOTAL COMMON STOCKS
                (Cost $24,918,426)...........................      34,391,481
                                                                 ------------
              PREFERRED STOCK--.4%

              COMMUNICATIONS
     1,200    Nokia Corporation, ADR
                (Cost $202,089)..............................         228,000
                                                                 ------------

THE ALGER AMERICAN FUND
ALGER AMERICAN BALANCED PORTFOLIO
SCHEDULE OF INVESTMENTS--DECEMBER 31, 1999 (Cont'd)


 PRINCIPAL
  AMOUNT      CORPORATE BONDS--15.4%                                  VALUE
  ------                                                              -----

              AUTOMOTIVE--.4%
 $200,000     Ford Capital B.V.,
                9.50%, 6/01/10...............................    $    225,850
                                                                 ------------
              COMMUNICATIONS--2.9%
  300,000     MCI Worldcom Inc.,
                8.25%, 1/20/23...............................         310,635
  800,000     TCI Communications Inc.,
                8.00%, 8/01/05...............................         825,832
  500,000     Tele-Communications Inc.,
                7.25%, 8/01/05...............................         501,870
                                                                 ------------
                                                                    1,638,337
                                                                 ------------

              ELECTRIC & GAS COMPANIES--1.6%
  100,000     Cincinnati Gas & Electric Co.,
                7.20%, 10/01/23..............................          92,091
  400,000     Potomac Electric Power Co.,
                7.00%, 1/15/24...............................         368,000
  500,000     Washington Gas Light Co.,
                6.51%, 8/18/08...............................         470,285
                                                                 ------------
                                                                      930,376
                                                                 ------------

              FINANCIAL SERVICES--6.9%
  800,000     Associates Corp. North America,
                5.75%, 11/01/03..............................         764,760
              BankAmerica Corp.,
  100,000       7.125%, 5/12/05..............................          99,079
  800,000       7.20%, 4/15/06...............................         794,592
  200,000       6.625%, 10/15/07.............................         190,054
  400,000     Bankers Trust Corp.,
                7.00%, 3/13/18...............................         355,448
  260,000     Chase Manhattan Corp.,
                8.50%, 2/15/02...............................         267,795
  200,000     Citicorp,
                7.125%, 6/01/03..............................         199,784
  800,000     Goldman Sachs Group,
                6.65%, 5/15/09...............................         747,760
  200,000     Merrill Lynch & Co., Inc.,
                6.75%, 4/30/01...............................         199,488
  290,000     Morgan Stanley Dean Witter & Co.,
                7.50%, 2/01/24...............................         264,787
                                                                 ------------
                                                                    3,883,547
                                                                 ------------

              INSURANCE--1.7%
 $500,000     Beneficial Corp.,
                6.575%, 12/16/02.............................    $    491,950
  500,000     Loews Corp.,
                7.625%, 6/01/23..............................         460,820
                                                                 ------------
                                                                      952,770
                                                                 ------------
              LEISURE & ENTERTAINMENT--.5%
  300,000     Disney(Walt) Company,
                6.375%, 3/30/01..............................         298,941
                                                                 ------------
              RETAILING--1.4%
  800,000     Wal-Mart Stores Inc.,
                6.55%, 8/10/04...............................         788,032
                                                                 ------------
              TOTAL CORPORATE BONDS
                (Cost $9,047,036)............................       8,717,853
                                                                 ------------

              U.S. GOVERNMENT & AGENCY
              OBLIGATIONS--14.5%
  255,000     Federal Home Loan Bank Corp.,
                6.55%, 9/09/13...............................         229,459
              Federal Home Loan Mortgage Corp.,
  800,000       6.00%, 6/23/04...............................         770,376
  800,000       5.75%, 4/15/08...............................         739,624
  600,000       7.08%, 3/17/14...............................         553,314
              Federal National  Mortgage Assoc.,
  200,000       8.50%, 2/01/05...............................         200,312
  500,000       6.96%, 4/02/07...............................         498,205
  300,000       6.42%, 7/14/08...............................         280,077
  633,000       7.00%, 3/04/13...............................         586,810
  400,000       6.75%, 2/04/28...............................         345,064
              U.S. Treasury Notes,
  800,000       6.125%, 12/31/01.............................         799,128
  800,000       6.25%, 2/15/03...............................         799,000
  800,000       6.00%, 8/15/04...............................         789,496
  800,000       6.50%, 10/15/06..............................         800,248
  800,000       5.625%, 5/15/08..............................         755,377
                                                                 ------------

              TOTAL U.S. GOVERNMENT & AGENCY OBLIGATIONS
                (Cost $8,383,454)............................       8,146,490
                                                                 ------------

THE ALGER AMERICAN FUND
ALGER AMERICAN BALANCED PORTFOLIO
SCHEDULE OF INVESTMENTS--DECEMBER 31, 1999 (Cont'd)



 PRINCIPAL
  AMOUNT           SHORT-TERM INVESTMENTS--9.3%                       VALUE
  ------                                                              -----
                   SHORT-TERM CORPORATE NOTES--8.9%
$2,000,000         Bell Atlantic Network Funding Corporation,
                     6.28%, 1/05/00..........................    $  1,998,607
 1,500,000         Indianapolis Power & Light Company,
                     6.45%, 1/12/00..........................       1,497,044
 1,500,000         Standard Life Assurance,
                     6.45%, 1/12/00..........................       1,497,044
                                                                 ------------
                    TOTAL SHORT-TERM CORPORATE NOTES
                     (Cost $4,992,695).......................       4,992,695
                                                                 ------------


                   SECURITIES HELD UNDER
                     REPURCHASE AGREEMENTS--.4%
                   Securities Held Under Repurchase
                     Agreements, 2.87%, 1/03/00, with
                     Bear, Stearns & Co. Inc., dtd 12/31/99,
                     repurchase price $239,372; collateralized
                     by U.S. Treasury Notes
                     (par value $250,000 due 2/28/03).........        239,315
                                                                 ------------

                  TOTAL SHORT-TERM INVESTMENTS
                    (Cost $5,232,010)........................       5,232,010
                                                                 ------------

TOTAL INVESTMENTS (COST $47,783,015)(a)............   100.7%       56,715,834
Liabilities in Excess of Other Assets..............     (.7)         (389,326)
                                                      -----      ------------
Net Assets.........................................   100.0%     $ 56,326,508
                                                      =====      ============






--------------------------------------------------------------------------------
 *   Non-income producing security.
(a) At December 31, 1999, the net unrealized appreciation on investments, based on cost for federal income tax purposes of $47,783,015, amounted to $8,932,819 which consisted of aggregate gross unrealized appreciation of $10,278,764 and aggregate gross unrealized depreciation of $1,345,945.


                       See Notes to Financial Statements.

THE ALGER AMERICAN FUND
ALGER AMERICAN BALANCED PORTFOLIO
FINANCIAL HIGHLIGHTS


For a share outstanding throughout the year
--------------------------------------------------------------------------------

                                                                YEAR ENDED DECEMBER 31,
                                                 ------------------------------------------------------
                                                   1999       1998        1997      1996        1995
                                                 -------    -------     -------    -------     -------
Net asset value, beginning of year...........    $ 12.98    $ 10.76     $  9.24    $ 13.64     $ 10.80
                                                 -------    -------     -------    -------     -------
Net investment income........................       0.15       0.19        0.17       0.21(i)     0.33(i)
Net realized and unrealized gain
  (loss) on investments......................       3.45       3.02        1.63       1.01        2.73
                                                 -------    -------     -------    -------     -------
    Total from investment operations.........       3.60       3.21        1.80       1.22        3.06
                                                 -------    -------     -------    -------     -------
Dividends from net investment income.........      (0.17)     (0.18)      (0.12)     (0.73)      (0.22)
Distributions from net realized gains........      (0.84)     (0.81)      (0.16)     (4.89)         --
                                                 -------    -------     -------    -------     -------
    Total Distributions......................      (1.01)     (0.99)      (0.28)     (5.62)      (0.22)
                                                 -------    -------     -------    -------     -------
Net asset value, end of year.................    $ 15.57    $ 12.98     $ 10.76    $  9.24     $ 13.64
                                                 =======    =======     =======    =======     =======
Total Return                                       29.21%     31.51%      19.82%     10.17%      28.62%
                                                 =======    =======     =======    =======     =======
Ratios and Supplemental Data:
  Net assets, end of year (000's omitted)....    $56,327    $28,208     $16,614    $10,486     $ 3,671
                                                 =======    =======     =======    =======     =======
  Ratio of expenses to average net assets....       0.93%      0.92%       1.01%      1.14%       1.00%
                                                 =======    =======     =======    =======     =======
  Ratio of net investment income to
    average net assets.......................       1.66%      2.09%       2.14%      2.06%       2.49%
                                                 =======    =======     =======    =======     =======
  Portfolio Turnover Rate.....................    118.74%     94.64%     105.01%     68.66%     113.02%
                                                 =======    =======     =======    =======     =======


(i) Amount was computed based on average shares outstanding during the year.


                       See Notes to Financial Statements.

ALGER AMERICAN MIDCAP GROWTH PORTFOLIO
Portfolio  Highlights Through December 31, 1999 (Unaudited)

HYPOTHETICAL $10,000 INVESTMENT Since Inception May 3, 1993


[LINE CHART OMITTED]

                      Alger
                  America Midcap      S&P 500 Index
                  --------------      -------------
5/3/93                10000               10000
12/93                 13867               11297
12/94                 13653               10893
12/95                 19722               14264
12/96                 22068               17001
12/97                 25380               22483
12/98                 33069               26781
12/99                 43601               30723


The chart above illustrates the growth in value of a hypothetical $10,000 investment made in the Alger American MidCap Growth Portfolio and the S&P MidCap 400 Index on May 3, 1993, the inception date of the Alger American MidCap Growth Portfolio. The figures for both the Alger American MidCap Growth Portfolio and the S&P MidCap 400 Index, an unmanaged index of common stocks, include reinvestment of dividends.


PERFORMANCE COMPARISON THROUGH December 31, 1999

                                                                         Average Annual Total Returns
                                                                 1 Year        5 Years       Since Inception
                                                              -----------------------------------------------
         Alger American MidCap Growth Portfolio                  31.85%        26.14%           24.72%

         S&P MidCap 400 Index                                    14.72%        23.05%           18.34%
                                                              -----------------------------------------------

PERFORMANCE FIGURES DO NOT REFLECT DEDUCTION OF INSURANCE CHARGES AGAINST ASSETS OR ANNUITIES. IF THESE CHARGES WERE DEDUCTED, THE TOTAL RETURN FIGURES WOULD BE LOWER. PAST PERFORMANCE DOES NOT GUARANTEE FUTURE RESULTS.

THE ALGER AMERICAN FUND
ALGER AMERICAN MIDCAP GROWTH PORTFOLIO
SCHEDULE OF INVESTMENTS--DECEMBER 31, 1999

   SHARES     COMMON STOCKS--92.7%                                  VALUE
   ------                                                           -----

              ADVERTISING--1.6%
   75,100     Lamar Advertising Co., Cl. A*+.................    $  4,548,243
  144,000     Young & Rubicam Inc............................      10,188,000
                                                                 ------------
                                                                   14,736,243
                                                                 ------------

              AUTOMOTIVE--2.6%
  382,000     Harley Davidson, Inc...........................      24,471,875
                                                                 ------------

              BIO-TECHNOLOGY--4.9%
   33,200     Affymetrix Inc.*...............................       5,633,625
  294,400     Biogen Inc.*...................................      24,876,800
   91,100     Medimmune Inc.*................................      15,111,212
                                                                 ------------
                                                                   45,621,637
                                                                 ------------

              BROADCASTING--1.4%
  130,900     EchoStar Communications Corp., Cl. A*..........      12,762,750
                                                                 ------------

              BUSINESS SERVICES--6.5%
   44,800     Ariba Inc.*....................................       7,946,400
   37,600     Digital Island Inc.*...........................       3,576,700
  121,700     eSpeed Inc.*...................................       4,327,956
  695,250     Fiserv Inc.*...................................      26,636,766
  648,883     IMS Health Inc.................................      17,641,507
                                                                 ------------
                                                                   60,129,329
                                                                 ------------

              COMMUNICATION  EQUIPMENT--5.2%
   57,500     Brocade Communications Systems Inc.*                 10,177,500
  183,300     Corning Inc....................................      23,634,244
   51,000     Emulex Corp.*..................................       5,737,500
   44,000     VeriSign Inc.*.................................       8,401,250
                                                                 ------------
                                                                   47,950,494
                                                                 ------------
              COMMUNICATIONS--2.0%
  441,864     At Home Corp., Series A*.......................      18,944,918
                                                                 ------------

              COMPUTER SERVICES--6.3%
  223,400     Amdocs Limited*+...............................       7,707,300
  427,300     CNET Inc.*.....................................      24,249,275
  104,900     eBay Inc.*.....................................      13,132,169
   72,600     Exodus Communications, Inc.*...................       6,447,788
   44,000     Vignette Corp.*................................       7,172,000
                                                                 ------------
                                                                   58,708,532
                                                                 ------------

              COMPUTER SOFTWARE--5.7%
   15,000     Commerce One Inc.*.............................       2,947,500
  119,400     CSG Systems International Inc.*................       4,761,075
  680,700     Intuit Inc.*...................................      40,799,456
   66,600     Legato Systems Inc.*...........................       4,582,912
                                                                 ------------
                                                                   53,090,943
                                                                 ------------

              ENERGY & ENERGY SERVICES--8.1%
  487,939     Calpine Corp.*.................................    $ 31,228,096
  235,700     Devon Energy Corporation.......................       7,748,637
  219,400     EOG Resources Inc.+............................       3,853,212
  951,400     Nabors Industries Inc.*........................      29,433,938
  278,800     Union Pacific Resources Group Inc..............       3,554,700
                                                                 ------------
                                                                   75,818,583
                                                                 ------------

              FINANCIAL SERVICES--6.1%
  454,600     Kansas City Southern Industries Inc............      33,924,525
  593,250     Paine Webber Group Inc.........................      23,025,516
                                                                 ------------
                                                                   56,950,041
                                                                 ------------

              INDUSTRIAL EQUIPMENT--2.7%
  130,100     SPX Corp.*.....................................      10,513,706
  272,100     Waters Corp.*..................................      14,421,300
                                                                 ------------
                                                                   24,935,006
                                                                 ------------

              LEISURE & ENTERTAINMENT--2.5%
 1,153,457    Mandalay Resort Group*.........................      23,213,322
                                                                 ------------

              MEDICAL SERVICES--3.3%
  334,500     Express Scripts Inc., Cl. A*...................      21,408,000
   93,200     Gilead Sciences Inc.*..........................       5,044,450
  150,600     MedQuist Inc.*.................................       3,887,362
                                                                 ------------
                                                                   30,339,812
                                                                 ------------

              OIL & GAS--3.1%
  698,700     B.J. Services Company*.........................      29,214,394
                                                                 ------------

              PHARMACEUTICALS--3.3%
  505,700     Forest Laboratories, Inc.*.....................      31,068,944
                                                                 ------------

              RESTAURANTS & LODGING--2.5%
  898,250     Outback Steakhouse, Inc.*......................      23,298,359
                                                                 ------------

              RETAILING--10.1%
  389,200     Abercrombie & Fitch Co., Cl. A*................      10,386,775
  167,500     Amazon.com Inc.*...............................      12,750,938
  632,600     Bed Bath & Beyond Inc.*........................      21,982,850
  275,700     Best Buy Company Inc.*.........................      13,836,694
  130,000     BJ's Wholesale Club Inc.*......................       4,745,000
  177,800     Gucci Group N.V................................      20,358,100
  221,900     Williams Sonoma Inc.*..........................      10,207,400
                                                                 ------------
                                                                   94,267,757
                                                                 ------------
              SEMICONDUCTOR CAPITAL EQUIPMENT--4.8%
   81,200     ASM Lithography Holding NV*....................       9,236,500
   98,200     Atmi Inc.*.....................................       3,246,738
  487,300     Teradyne, Inc.*................................      32,161,800
                                                                 ------------
                                                                   44,645,038
                                                                 ------------

THE ALGER  AMERICAN  FUND
ALGER  AMERICAN  MIDCAP GROWTH
PORTFOLIO SCHEDULE OF INVESTMENTS--DECEMBER 31, 1999 (Cont'd)

   SHARES     COMMON STOCKS (CONT'D)                                  VALUE
   ------                                                             -----

              SEMICONDUCTORS--10.0%
  523,500     Altera Corporation*............................    $ 25,945,969
   67,200     Conexant Systems Inc.*.........................       4,460,400
  370,700     Linear Technology Corporation..................      26,528,219
  249,000     Maxim Integrated Products, Inc.*...............      11,749,688
  204,300     Microchip Technology Incorporated*.............      13,981,781
   34,500     Qlogic Corp.*..................................       5,515,688
   90,400     Vitesse Semiconductor Corp.*...................       4,740,350
                                                                 ------------
                                                                   92,922,095
                                                                 ------------
              TOTAL COMMON STOCKS
                (Cost $668,920,070)..........................     863,090,072
                                                                 ------------


 Principal
  Amount      SHORT-TERM INVESTMENTS--8.4%
  ------

              SHORT-TERM CORPORATE NOTES--7.0%
$10,000,000   Inter-American Development Bank,
                5.74%, 1/12/00...............................       9,982,461
 35,000,000   Kansas City Power & Light Company,
                6.50%, 1/10/00...............................      34,943,125
 20,000,000   Standard Life Assurance,
                6.45%, 1/13/00...............................      19,957,080
                                                                 ------------

              TOTAL SHORT-TERM CORPORATE NOTES
                (Cost $64,882,666)...........................      64,882,666
                                                                 ------------

              SECURITIES HELD UNDER
                REPURCHASE AGREEMENTS--1.4%
              Securities Held Under Repurchase
                Agreements, 2.87%, 1/03/00, with
                Bear, Stearns & Co. Inc., dtd 12/31/99,
                repurchase price $13,866,787; collateralized
                by U.S. Treasury Notes
                (par value $14,220,000 due 2/28/03)..........      13,863,471
                                                                 ------------

              TOTAL SHORT-TERM INVESTMENTS
                (Cost $78,746,137)...........................      78,746,137
                                                                 ------------
TOTAL INVESTMENTS
  (Cost $747,666,207)(a)............................  101.1%      941,836,209
Liabilities in Excess of Other Assets...............   (1.1)      (10,438,910)
                                                      -----      ------------
NET ASSETS..........................................  100.0%     $931,397,299
                                                      =====      ============

--------------------------------------------------------------------------------
 +   Securities partially or fully on loan.
 *   Non-income producing security.
(a) At December 31, 1999, the net unrealized appreciation on investments, based on cost for federal income tax purposes of $747,666,207, amounted to $194,170,002 which consisted of aggregate gross unrealized appreciation of $209,579,714, and aggregate gross unrealized depreciation of $15,409,712.


                       See Notes to Financial Statements.

THE ALGER AMERICAN FUND
ALGER AMERICAN MIDCAP GROWTH PORTFOLIO
FINANCIAL HIGHLIGHTS

For a share outstanding throughout the year
--------------------------------------------------------------------------------

                                                                   YEAR ENDED DECEMBER 31,
                                                 ----------------------------------------------------------
                                                   1999        1998         1997        1996        1995
                                                 --------    --------     --------    --------     --------
Net asset value, beginning of year...........    $  28.87    $  24.18     $  21.35    $  19.44     $  13.46
                                                 --------    --------     --------    --------     --------
Net investment income (loss).................       (0.05)       0.00(i)     (0.04)       0.03        (0.03)
Net realized and unrealized gain
  (loss) on investments......................        8.00        6.95         3.20        2.29         6.01
                                                 --------    --------     --------    --------     --------
    Total from investment operations.........        7.95        6.95         3.16        2.32         5.98
                                                 --------    --------     --------    --------     --------
Dividends from net investment income.........          --          --        (0.01)         --           --
Distributions from net realized gains........       (4.59)      (2.26)       (0.32)      (0.41)          --
    Total Distributions......................       (4.59)      (2.26)       (0.33)      (0.41)          --
                                                 --------    --------     --------    --------     --------
Net asset value, end of year.................    $  32.23    $  28.87     $  24.18    $  21.35     $  19.44
                                                 ========    ========     ========    ========     ========
Total Return.................................       31.85%      30.30%       15.01%      11.90%       44.45%
                                                 ========    ========     ========    ========     ========
Ratios and Supplemental Data:
  Net assets, end of year (000's omitted)....    $931,397    $689,571     $444,967    $394,847     $185,349
                                                 ========    ========     ========    ========     ========
  Ratio of expenses to average net assets....        0.85%       0.84%        0.84%       0.84%        0.90%
                                                 ========    ========     ========    ========     ========
  Ratio of net investment income (loss) to
    average net assets.......................       (0.21%)      0.00%       (0.15%)      0.08%       (0.25%)
                                                 ========    ========     ========    ========     ========
 Portfolio Turnover Rate.....................      162.30%     152.21%      151.98%      90.97%      104.74%
                                                 ========    ========     ========    ========     ========

(i)  Amount was computed based on average shares outstanding during the year.



                       See Notes to Financial Statements.

ALGER AMERICAN LEVERAGED ALLCAP PORTFOLIO
PORTFOLIO HIGHLIGHTS THROUGH DECEMBER 31, 1999 (Unaudited)

HYPOTHETICAL $10,000 INVESTMENT Since Inception January 25, 1995


[LINE CHART OMITTED]

                 Alger America
               Leveraged AllCap     S&P 500 Index
               ----------------     -------------
1/95                 10000               10000
12/95                17430               13489
12/96                19529               16586
12/97                23372               22120
12/98                36888               28442
12/99                65683               34425



The chart above illustrates the growth in value of a hypothetical $10,000 investment made in the Alger American Leveraged AllCap Portfolio and the S&P 500 Index on January 25, 1995, the inception date of the Alger American Leveraged AllCap Portfolio. The figures for both the Alger American Leveraged AllCap Portfolio and the S&P 500 Index, an unmanaged index of common stocks, include reinvestment of dividends.



PERFORMANCE COMPARISON THROUGH December 31, 1999


                                                                             Average Annual
                                                                             Total Returns
                                                         1 Year             Since Inception
                                                         ----------------------------------
      Alger American Leveraged AllCap Portfolio           78.06%                46.44%

      S&P 500 Index                                       21.04%                28.47%
                                                         ----------------------------------

PERFORMANCE FIGURES DO NOT REFLECT DEDUCTION OF INSURANCE CHARGES AGAINST ASSETS OR ANNUITIES. IF THESE CHARGES WERE DEDUCTED, THE TOTAL RETURN FIGURES WOULD BE LOWER. PAST PERFORMANCE DOES NOT GUARANTEE FUTURE RESULTS.

THE ALGER AMERICAN FUND
ALGER AMERICAN LEVERAGED ALLCAP PORTFOLIO
SCHEDULE OF INVESTMENTS--DECEMBER 31, 1999



   SHARES     COMMON STOCKS--92.2%                                   VALUE
   ------                                                            -----

              ADVERTISING--1.5%
   53,000     Omnicom Group Inc..............................    $  5,300,000
                                                                 ------------

              AEROSPACE--.4%
   24,700     Honeywell International Inc....................       1,424,881
                                                                 ------------

              BIO-TECHNOLOGY--3.7%
  220,300     Amgen Inc.*....................................      13,231,769
                                                                 ------------

              BROADCASTING--4.6%
   54,000     Cablevision Systems Corp., Cl. A*+.............       4,077,000
   78,000     Clear Channel Communications Inc.*.............       6,961,500
   57,900     EchoStar Communications Corp., Cl. A*..........       5,645,250
                                                                 ------------
                                                                   16,683,750
                                                                 ------------

              BUSINESS SERVICES--2.4%
   30,000     Ariba Inc.*....................................       5,321,250
   34,800     Digital Island Inc.*...........................       3,310,350
                                                                 ------------
                                                                    8,631,600
                                                                 ------------

              COMMUNICATION EQUIPMENT--9.3%
   49,000     Brocade Communications Systems Inc.*...........       8,673,000
  104,500     Cisco Systems, Inc.*...........................      11,194,563
   67,000     Motorola, Inc..................................       9,865,750
   17,600     SDL Inc.*......................................       3,836,800
                                                                 ------------
                                                                   33,570,113
                                                                 ------------

              COMMUNICATIONS--14.9%
  191,000     America Online Inc.*...........................      14,408,563
  112,200     At Home Corp., Series A*.......................       4,810,575
  206,000     Comcast Corp., Cl. A Special...................      10,415,875
  108,000     Cox Communications Inc., Cl. A*................       5,562,000
   30,000     McLeodUSA Inc., Cl. A*+........................       1,766,250
   81,600     Nextel Communications Inc., Cl. A*.............       8,415,000
   48,000     Qualcomm Inc.*.................................       8,454,000
                                                                 ------------
                                                                   53,832,263
                                                                 ------------

              COMPUTER RELATED & BUSINESS EQUIPMENT--3.2%
   67,200     Dell Computer Corp.*...........................       3,427,200
  106,400     Sun Microsystems Inc.*.........................       8,239,350
                                                                 ------------
                                                                   11,666,550
                                                                 ------------

              COMPUTER SERVICES--16.8%
   97,600     CNET Inc.*.....................................       5,538,800
  114,700     eBay Inc.*.....................................      14,359,006
  166,000     Exodus Communications, Inc.*...................      14,742,875
   30,000     Vignette Corp.*................................       4,890,000
   49,590     Yahoo Inc.*....................................      21,456,973
                                                                 ------------
                                                                   60,987,654
                                                                 ------------

              COMPUTER SOFTWARE--5.2%
  101,700     Intuit Inc.*...................................    $  6,095,644
  110,200     Microsoft Corporation*.........................      12,865,850
                                                                 ------------
                                                                   18,961,494
                                                                 ------------

              CONSUMER PRODUCTS--1.0%
  136,000     Cendant Corp.*.................................       3,612,500
                                                                 ------------

              ENERGY & ENERGY SERVICES--2.1%
  187,000     Halliburton Co.................................       7,526,750
                                                                 ------------

              FINANCIAL SERVICES--6.5%
   42,234     American Express Co............................       7,021,402
   71,527     Bank of America Corp...........................       3,589,761
  181,750     Citigroup Inc..................................      10,098,484
   20,000     Morgan Stanley Dean Witter & Co................       2,855,000
                                                                 ------------
                                                                   23,564,647
                                                                 ------------

              INSURANCE--.5%
   15,437     American International Group, Inc..............       1,669,126
                                                                 ------------

              OIL & GAS--.4%
   37,100     B.J. Services Company*.........................       1,551,244
                                                                 ------------

              PHARMACEUTICALS--1.9%
   54,674     Bristol Myers Squibb Co........................       3,509,387
   42,100     Warner-Lambert Co..............................       3,449,568
                                                                 ------------
                                                                    6,958,955
                                                                 ------------

              RETAILING--3.6%
   23,400     Costco Wholesale Corp..........................       2,135,250
   99,600     Home Depot, Inc................................       6,828,825
   61,900     Wal-Mart Stores Inc............................       4,278,838
                                                                 ------------
                                                                   13,242,913
                                                                 ------------

              SEMICONDUCTOR CAPITAL EQUIPMENT--4.4%
   55,000     Applied Materials Inc.*........................       6,967,812
   33,000     ASM Lithography Holding NV*....................       3,753,750
   80,800     Teradyne, Inc.*................................       5,332,800
                                                                 ------------
                                                                   16,054,362
                                                                 ------------

              SEMICONDUCTORS--9.8%
   58,000     Altera Corporation*............................       2,874,625
   28,100     Broadcom Corp., Cl. A*.........................       7,653,738
  140,000     Conexant Systems Inc.*.........................       9,292,500
   48,000     Linear Technology Corporation..................       3,435,000
   72,000     Texas Instruments, Incorporated................       6,975,000
  103,000     Vitesse Semiconductor Corp.*...................       5,401,063
                                                                 ------------
                                                                   35,631,926
                                                                 ------------
              TOTAL COMMON STOCKS
               (Cost $223,646,841)...........................     334,102,497
                                                                 ------------

THE ALGER AMERICAN FUND
ALGER AMERICAN LEVERAGED ALLCAP PORTFOLIO
SCHEDULE OF INVESTMENTS--DECEMBER 31, 1999 (Cont'd)


PRINCIPAL
  AMOUNT      SHORT-TERM INVESTMENTS--5.6%                           VALUE
  ------                                                             -----

              Short-Term Corporate Notes--2.8%
$10,000,000   Constellation Energy Group,
                6.35%, 1/10/00(a)
                (Cost $9,984,125)............................    $  9,984,125
                                                                 ------------

              SECURITIES HELD UNDER
                REPURCHASE AGREEMENTS--2.8%
              Securities Held Under Repurchase
                Agreements, 2.87%, 01/03/00, with
                Bear, Stearns & Co. Inc., dtd 12/31/99,
                repurchase price $10,390,042;
                collateralized by U.S. Treasury Notes
                & U.S. Treasury Strips (Total par value
                $11,195,000 due 2/28/03-2/15/06).............      10,387,558
                                                                 ------------
              Total Short-Term Investments
                (Cost $20,371,683)...........................      20,371,683
                                                                 ------------

TOTAL INVESTMENTS
  (Cost $244,018,524)(b)..........................     97.8%      354,474,180
Other Assets in Excess of Liabilities.............      2.2         8,025,565
                                                      -----      ------------
NET ASSETS........................................    100.0%     $362,499,745
                                                      =====      ============




--------------------------------------------------------------------------------
 +   Securities partially or fully on loan.
 *   Non-income producing security.
(a) Pursuant to Securities and Exchange Commission Rule 144A, these securities may be sold prior to their maturity only to qualified institutional buyers.
(b) At December 31, 1999, the net unrealized appreciation on investments, based on cost for federal income tax purposes of $244,018,524, amounted to $110,455,656 which consisted of aggregate gross unrealized appreciation of $114,617,673 and aggregate gross unrealized depreciation of $4,162,017.



                       See Notes to Financial Statements.

THE ALGER AMERICAN FUND
ALGER AMERICAN LEVERAGED ALLCAP PORTFOLIO
FINANCIAL HIGHLIGHTS

For a share outstanding throughout the period
--------------------------------------------------------------------------------

                                                                                                              FROM JANUARY 25, 1995
                                                                 YEAR ENDED DECEMBER 31,                       (COMMENCEMENT OF
                                               -----------------------------------------------------------        OPERATIONS)
                                                  1999             1998            1997             1996     TO DECEMBER 31, 1995(i)
                                               ----------       ---------       ---------        ---------   ----------------------
Net asset value, beginning of period.......    $    34.90      $    23.17      $    19.36       $    17.43           $ 10.00
                                               ----------      ----------      ----------       ----------           -------
Net investment loss........................         (0.09)          (0.05)          (0.03)           (0.03)(ii)        (0.03)
Net realized and unrealized gain
  on investments...........................         25.93           12.99            3.84             2.14              7.46
                                               ----------      ----------      ----------       ----------           -------
    Total from investment operations.......         25.84           12.94            3.81             2.11              7.43
Distributions from net realized gains......         (2.77)          (1.21)             --            (0.18)               --
                                               ----------      ----------      ----------       ----------           -------
Net asset value, end of period.............    $    57.97      $    34.90      $    23.17        $   19.36           $ 17.43
                                               ==========      ==========      ==========       ==========           =======
Total Return...............................         78.06%          57.83%          19.68%           12.04%            74.30%
                                               ==========      ==========      ==========       ==========           =======
Ratios and Supplemental Data:
  Net assets, end of period
  (000's omitted)..........................    $  362,500      $  101,710      $   53,488       $   34,925           $ 5,497
                                               ==========      ==========      ==========       ==========           =======
  Ratio of expenses excluding interest to
    average net assets.....................          0.92%           0.93%           0.96%            1.06%             1.50%
                                               ==========      ==========      ==========       ==========           =======
  Ratio of expenses including interest to
     average net assets....................          0.93%           0.96%           1.00%            1.09%             1.56%
                                               ==========      ==========      ==========       ==========           =======
  Decrease reflected in above expense ratios
     due to expense reimbursements.........            --              --              --               --              2.36%
                                               ==========      ==========      ==========       ==========           =======
  Ratio of net investment loss to
    average net assets.....................         (0.49%)         (0.27%)         (0.17%)          (0.15%)           (0.71%)
                                               ==========      ==========      ==========       ==========           =======
  Portfolio Turnover Rate..................        155.74%         143.59%         164.27%          102.10%           178.23%
                                               ==========      ==========      ==========       ==========           =======
Amount of debt outstanding
  at end of period.........................            --              --              --               --                --
                                               ==========      ==========      ==========       ==========           =======
Average amount of debt outstanding
  during the period........................    $  266,584      $  246,101      $  201,644       $   76,079           $ 8,122
                                               ==========      ==========      ==========       ==========           =======
Average daily number of shares
  outstanding during the period............     4,395,246       2,480,478       2,135,458        1,107,187            75,460
                                               ==========      ==========      ==========       ==========           =======
Average amount of debt per share
  during the period........................    $     0.06      $    0.10       $     0.09       $     0.07           $  0.11
                                               ==========      ==========      ==========       ==========           =======


(i)  Ratios have been annualized; total return has not been annualized.

(ii) Amount was computed based on average shares outstanding during the year.



                       See Notes to Financial Statements.

THE ALGER AMERICAN FUND
STATEMENTS OF ASSETS AND LIABILITIES

DECEMBER 31, 1999
-------------------------------------------------------------------------------

                                                              AMERICAN     AMERICAN
                                                                SMALL        INCOME                     AMERICAN       AMERICAN
                                              AMERICAN       CAPITALIZA-      AND        AMERICAN        MIDCAP        LEVERAGED
                                               GROWTH            TION       GROWTH       BALANCED        GROWTH         ALLCAP
                                              PORTFOLIO       PORTFOLIO    PORTFOLIO     PORTFOLIO      PORTFOLIO      PORTFOLIO
                                              ---------      -----------   ---------     ---------      ---------      ---------
Assets:
  Investments in securities, at value
  (identified cost*)--see accompany-
  ing schedules of investments..........   $3,477,524,783   $690,243,867   $87,422,553   $56,715,834   $941,836,209   $354,474,180
  Receivable for investment securities
       sold.............................               --      4,482,740     4,123,665            --             --     11,492,912
  Receivable for shares of beneficial
      interest sold.....................        9,325,508      1,196,539        12,035        80,370      1,475,216      1,095,323
  Interest and dividends receivable.....          443,983         22,258        13,779       304,917         74,949         21,238
  Other assets..........................          123,317         35,596        22,951         3,162         36,512          6,226
                                           --------------   ------------   -----------   -----------   ------------   ------------
      Total Assets                          3,487,417,591    695,981,000    91,594,983    57,104,283    943,422,886    367,089,879
                                           --------------   ------------   -----------   -----------   ------------   ------------
Liabilities:
  Payable for investment securities
     purchased..........................       93,457,355      2,403,313            --       721,247      4,437,048      3,596,784
  Payable for shares of beneficial
     interest redeemed..................        4,113,664     18,197,902       279,591        11,481      6,918,280        725,145
  Accrued investment management fees....        2,053,337        453,415        44,961        34,149        602,182        238,306
  Accrued expenses......................          267,328         62,183        20,551        10,898         68,077         29,899
                                           --------------   ------------   -----------   -----------   ------------   ------------
      Total Liabilities.................       99,891,684     21,116,813       345,103       777,775     12,025,587      4,590,134
                                           --------------   ------------   -----------   -----------   ------------   ------------
Net Assets..............................   $3,387,525,907   $674,864,187   $91,249,880   $56,326,508   $931,397,299   $362,499,745
                                           ==============   ============   ===========   ===========   ============   ============
Net Assets Consist of:
  Paid-in capital.......................   $2,111,525,013   $189,791,334   $41,624,610   $40,560,862   $608,652,119   $205,947,718
  Undistributed net investment
      income (accumulated loss).........         (698,692)   (11,484,511)       39,433       655,687     (2,526,046)    (1,219,985)
  Undistributed net realized gain.......      452,693,036    293,620,931    26,101,769     6,177,140    131,101,224     47,316,356
  Net unrealized appreciation...........      824,006,550    202,936,433    23,484,068     8,932,819    194,170,002    110,455,656
                                           --------------   ------------   -----------   -----------   ------------   ------------
Net Assets                                 $3,387,525,907   $674,864,187   $91,249,880   $56,326,508   $931,397,299   $362,499,745
                                           ==============   ============   ===========   ===========   ============   ============
  Shares of beneficial interest
      outstanding--Note 6...............       52,617,786     12,236,096     5,190,600     3,618,469     28,894,318      6,253,045
                                           ==============   ============   ===========   ===========   ============   ============
Net Asset Value Per Share                  $        64.38   $      55.15   $     17.58   $     15.57   $      32.23   $      57.97
                                           ==============   ============   ===========   ===========   ============   ============
*Identified cost                           $2,653,518,233   $487,307,434   $63,938,485   $47,783,015   $747,666,207   $244,018,524
                                           ==============   ============   ===========   ===========   ============   ============



                       See Notes to Financial Statements.

THE ALGER AMERICAN FUND
STATEMENTS OF OPERATIONS

FOR THE YEAR ENDED DECEMBER 31, 1999
-------------------------------------------------------------------------------

                                                               AMERICAN      AMERICAN
                                                                 SMALL        INCOME                    AMERICAN       AMERICAN
                                              AMERICAN        CAPITALIZA-      AND         AMERICAN      MIDCAP        LEVERAGED
                                               GROWTH             TION        GROWTH       BALANCED      GROWTH         ALLCAP
                                              PORTFOLIO        PORTFOLIO     PORTFOLIO     PORTFOLIO    PORTFOLIO      PORTFOLIO
                                              ---------       -----------    ---------     ---------    ---------      ---------
INVESTMENT INCOME
  Income:
    Interest............................   $   10,062,396   $  3,991,159   $   318,511   $   932,573   $  3,593,656   $    395,629
    Dividends...........................       10,086,205        715,744       399,240       106,118      1,176,070        412,028
                                           --------------   ------------   -----------   -----------   ------------   ------------
      Total Income......................       20,148,601      4,706,903       717,751     1,038,691      4,769,726        807,657
                                           --------------   ------------   -----------   -----------   ------------   ------------
  Expenses:
    Management fees-- Note 3(a).........       19,706,786      6,401,767       610,561       301,241      5,967,972      1,585,846
    Interest on line of credit
      utilized..........................               --             --            --            --             --         16,269
    Custodian fees......................          565,790        198,065        34,340        29,901        173,428         50,551
    Transfer agent fees.................          211,321         47,586         8,341         3,871         58,566         16,372
    Professional fees...................           76,243         21,150         8,993         8,147         26,309         14,044
    Trustees' fees......................            3,750          3,750         3,750         3,750          3,750          3,750
    Miscellaneous.......................          280,769        113,189        20,784        26,343         94,267         42,173
                                           --------------   ------------   -----------   -----------   ------------   ------------
      Total Expenses....................       20,844,659      6,785,507       686,769       373,253      6,324,292      1,729,005
                                           --------------   ------------   -----------   -----------   ------------   ------------
Net Investment Income (Loss)............         (696,058)    (2,078,604)       30,982       665,438     (1,554,566)      (921,348)
                                           --------------   ------------   -----------   -----------   ------------   ------------
REALIZED AND UNREALIZED
  GAIN (LOSS) ON INVESTMENTS
    Net realized gain on investments....      460,411,703    293,080,766    26,152,817     6,227,204    131,041,471     47,112,154
    Net change in unrealized appreciation
      (depreciation) on investments.....      307,222,865    (71,914,674)    4,721,973     3,870,767     88,777,695     80,489,142
                                           --------------   ------------   -----------   -----------   ------------   ------------
    Net realized and unrealized gain
      on investments....................      767,634,568    221,166,092    30,874,790    10,097,971    219,819,166    127,601,296
                                           --------------   ------------   -----------   -----------   ------------   ------------
NET INCREASE IN NET
  ASSETS RESULTING FROM
  OPERATIONS............................   $  766,938,510   $219,087,488   $30,905,772   $10,763,409   $218,264,600   $126,679,948
                                           ==============   ============   ===========   ===========   ============   ============


                       See Notes to Financial Statements.

THE ALGER AMERICAN FUND
ALGER AMERICAN LEVERAGED ALLCAP PORTFOLIO
STATEMENT OF CASH FLOWS


FOR THE YEAR ENDED DECEMBER 31, 1999
-------------------------------------------------------------------------------

   Increase (decrease) in cash
    Cash flows from operating activities:
     Interest received .............................................   $     401,885
     Dividends received ............................................         397,682
     Interest paid .................................................         (16,313)
     Operating expenses paid .......................................      (1,530,916)
     Purchase of short-term securities, net ........................   (17, 579,686)
     Purchase of portfolio securities ..............................    (387,841,248)
     Proceeds from disposition of portfolio securities .............     272,503,835
     Other .........................................................          (4,642)
                                                                       -------------
       Net cash used in operating activities .......................    (133,669,403)
                                                                       -------------

   Cash flows from financing activities:
     Dividends paid ................................................     (10,215,601)
     Proceeds from shares sold and dividends reinvested ............     211,880,629
     Payments on shares redeemed ...................................     (67,995,625)
                                                                       -------------
       Net cash provided by financing activities ...................     133,669,403
                                                                       -------------

   Net increase in cash ............................................              --
   Cash--beginning of year .........................................              --
                                                                       -------------
   Cash--end of year ...............................................   $          --
                                                                       =============
   RECONCILIATION  OF NET  INCREASE IN NET ASSETS TO
     NET CASH USED IN OPERATING ACTIVITIES:
   Net increase in net assets resulting from operations ............   $ 126,679,948
   Increase in investments .........................................    (125,940,740)
   Increase in receivable for investments sold .....................     (10,573,143)
   Increase in payable for securities purchased ....................       3,596,784
   Increase in interest and dividends receivable ...................          (8,090)
   Net realized gain ...............................................     (47,112,154)
   Net increase in unrealized appreciation .........................     (80,489,142)
   Increase in accrued expenses ....................................         181,776
   Net increase in other assets ....................................          (4,642)
                                                                       -------------
Net cash used in operating activities ..............................   $(133,669,403)
                                                                       =============




                       See Notes to Financial Statements.

THE ALGER AMERICAN FUND
STATEMENTS OF CHANGES IN NET ASSETS

FOR THE YEAR ENDED DECEMBER 31, 1999
--------------------------------------------------------------------------------

                                                              AMERICAN      AMERICAN
                                                                SMALL        INCOME                     AMERICAN       AMERICAN
                                             AMERICAN        CAPITALIZA-      AND         AMERICAN       MIDCAP        LEVERAGED
                                              GROWTH             TION        GROWTH       BALANCED       GROWTH         ALLCAP
                                             PORTFOLIO        PORTFOLIO     PORTFOLIO     PORTFOLIO     PORTFOLIO      PORTFOLIO
                                             ---------       -----------    ---------     ---------     ---------      ---------
   Net investment income (loss).........   $    (696,058) $   (2,078,604)  $    30,982   $   665,438   $ (1,554,566)  $   (921,348)
   Net realized gain on investments.....     460,411,703     293,080,766    26,152,817     6,227,204    131,041,471     47,112,154
   Net change in unrealized appreciation
    (depreciation) on investments.......     307,222,865     (71,914,674)    4,721,973     3,870,767     88,777,695     80,489,142
                                          --------------  --------------   -----------   -----------   ------------   ------------
   Net increase in net assets resulting
     from operations....................     766,938,510     219,087,488    30,905,772    10,763,409    218,264,600    126,679,948
   Dividends to shareholders:
     Net investment income..............      (3,390,608)             --      (184,311)     (431,942)            --             --
     Net realized gains.................    (231,505,570)   (121,889,784)   (5,479,715)   (2,190,935)  (109,670,539)   (10,215,601)
     Net increase (decrease) from
       shares of beneficial interest
       transactions--Note 6.............     949,764,622    (638,917,257)  (11,917,487)   19,977,656    133,231,781    144,325,873
                                          --------------  --------------   -----------   -----------   ------------   ------------
       Total increase (decrease)........   1,481,806,954    (541,719,553)   13,324,259    28,118,188    241,825,842    260,790,220
   Net Assets
     Beginning of year..................   1,905,718,953   1,216,583,740    77,925,621    28,208,320    689,571,457    101,709,525
                                          --------------  --------------   -----------   -----------   ------------   ------------
     End of year........................  $3,387,525,907  $  674,864,187   $91,249,880   $56,326,508   $931,397,299   $362,499,745
                                          ==============  ==============   ===========   ===========   ============   ============
     Undistributed net investment income
       (accumulated loss)...............  $     (698,692) $  (11,484,511)  $    39,433   $   655,687   $ (2,526,046)  $ (1,219,985)
                                          ==============  ==============   ===========   ===========   ============   ============


THE ALGER AMERICAN FUND
STATEMENTS OF CHANGES IN NET ASSETS

FOR THE YEAR ENDED DECEMBER 31, 1998
-------------------------------------------------------------------------------

                                                               AMERICAN      AMERICAN
                                                                 SMALL        INCOME                    AMERICAN       AMERICAN
                                              AMERICAN        CAPITALIZA-      AND         AMERICAN      MIDCAP        LEVERAGED
                                               GROWTH             TION        GROWTH       BALANCED      GROWTH         ALLCAP
                                              PORTFOLIO        PORTFOLIO     PORTFOLIO     PORTFOLIO    PORTFOLIO      PORTFOLIO
                                              ---------       -----------    ---------     ---------    ---------      ---------
   Net investment income (loss).........  $    3,372,212  $   (2,025,154)   $  181,987   $   430,207   $     (4,412)  $   (178,959)
   Net realized gain on investments.....     223,813,556     122,430,214     5,444,249     2,135,374    112,933,261     10,343,897
   Net change in unrealized appreciation
     on investments.....................     338,483,830      51,310,113    11,504,771     3,469,514     35,788,129     23,275,972
                                          --------------  --------------   -----------   -----------   ------------   ------------
   Net increase in net assets resulting
     from operations...................      565,669,598     171,715,173    17,131,007     6,035,095    148,716,978     33,440,910
   Dividends to shareholders:
     Net investment income.............       (3,246,329)             --      (194,463)     (295,352)            --             --
     Net realized gains................     (198,381,152)   (131,575,498)   (5,380,156)   (1,311,952)   (41,830,668)    (2,761,338)
   Net increase from
    shares of beneficial interest
    transactions--Note 6...............      469,147,944     178,858,157    18,970,341     7,166,779    137,718,447     17,541,955
                                          --------------  --------------   -----------   -----------   ------------   ------------
       Total increase..................      833,190,061     218,997,832    30,526,729    11,594,570    244,604,757     48,221,527
   Net Assets
     Beginning of year.................    1,072,528,892     997,585,908    47,398,892    16,613,750    444,966,700     53,487,998
                                          --------------  --------------   -----------   -----------   ------------   ------------
     End of year.......................   $1,905,718,953  $1,216,583,740   $77,925,621   $28,208,320   $689,571,457   $101,709,525
                                          ==============  ==============   ===========   ===========   ============   ============
     Undistributed net investment income
       (accumulated loss)..............   $    3,387,974  $   (9,405,907)  $   192,762   $   422,191   $   (971,480)  $   (298,637)
                                          ==============  ==============   ===========   ===========   ============   ============




                       See Notes to Financial Statements.

THE ALGER AMERICAN FUND
NOTES TO FINANCIAL STATEMENTS


DECEMBER 31, 1999
-------------------------------------------------------------------------------


NOTE 1--General:

The Alger  American  Fund (the  "Fund") is a  diversified,  open-end  registered investment company organized as a business trust under the laws of the Commonwealth of Massachusetts. The Fund operates as a series company currently issuing six series of shares of beneficial interest: American Growth Portfolio, American Small Capitalization Portfolio, American Income and Growth Portfolio, American Balanced Portfolio, American MidCap Growth Portfolio and American Leveraged AllCap Portfolio (collectively the "Portfolios"). The American Growth Portfolio, American Small Capitalization Portfolio, American MidCap Growth Portfolio and American Leveraged AllCap Portfolio invest primarily in equity securities and each has an investment objective of long-term capital appreciation. The American Income and Growth Portfolio's primary investment objective is to provide a high level of dividend income by investing primarily in dividend-paying equity securities; capital appreciation is a secondary objective. The American Balanced Portfolio's investment objectives are current income and long-term capital appreciation which it seeks to achieve through investing in equity and fixed income securities. Shares of the Portfolios are available and are being marketed exclusively as a pooled funding vehicle for qualified retirement plans and for life insurance companies writing all types of variable annuity contracts and variable life insurance policies.

NOTE 2--Significant Accounting Policies:

(a) INVESTMENT VALUATION: Investments of the Portfolios are valued on each day the New York Stock Exchange ("NYSE") is open as of the close of the NYSE (normally 4:00 p.m. Eastern time). Listed and unlisted securities for which such information is regularly reported are valued at the last reported sales price or, in the absence of reported sales, at the mean between the bid and the asked price, or, in the absence of a recent bid or asked price, the equivalent as obtained from one or more of the major market makers for the securities to be valued.

Securities for which market quotations are not readily available are valued according to procedures established by the Board of Trustees to determine fair value in good faith.

Securities having a remaining maturity of sixty days or less are valued at amortized cost which approximates market value.

(b) SECURITY TRANSACTIONS AND INVESTMENT INCOME: Security transactions are recorded on a trade date basis. Resulting receivables and payables are carried at amounts which approximate fair value. Realized gains and losses from security transactions are recorded on the identified cost basis. Dividend income is recognized on the ex-dividend date and interest income is recognized on the accrual basis.

(c) REPURCHASE AGREEMENTS: The Portfolios enter into repurchase agreements with approved institutions, primarily U.S. Government securities dealers. The repurchase agreements are collateralized by U.S. Government securities which are verified by the investment manager as being either received and held in physical possession by the custodian or as having been received by such custodian in book-entry form through the Federal Reserve book-entry system. The investment manager monitors the value of the collateral at the time the repurchase agreement is entered into and on a daily basis during the term of the agreement to ensure that its value equals or exceeds the agreed-upon repurchase price to be repaid to the Portfolio. Additional collateral is obtained when necessary.

(d) LENDING OF PORTFOLIO SECURITIES: The Portfolios lend their securities to financial institutions, including an affiliate of the custodian, provided that the market value of securities loaned will not at any time exceed one-third of the Portfolio's total assets, as defined. The Portfolios earn fees on the securities loaned which are included in interest income in the accompanying Statements of Operations. In order to protect against the risk of failure by the borrower to return the securities loaned or any delay in the delivery of such securities, the investment manager ensures that the loan is collateralized by cash, letters of credit or U.S. Government securities that are maintained at all times in an amount equal to at least 100 percent of the current market value of the loaned securities. At December 31, 1999, the value of securities loaned and collateral received thereon were as follows:


                                                     VALUE OF
                                                   SECURITIES        VALUE OF
                                                     LOANED         COLLATERAL
                                                   ----------       ----------
American Growth Portfolio........................  $        --     $        --
American Small Capitalization Portfolio..........   44,009,766      44,894,197
American Income and Growth Portfolio.............      691,400         708,565
American Balanced Portfolio......................           --              --
American MidCap Growth Portfolio.................    4,782,294       4,878,374
American Leveraged AllCap Portfolio..............    4,242,650       4,328,917

(e)  Dividends  to  Shareholders:   Dividends  and   distributions   payable  to
shareholders are recorded by the Fund on the ex-dividend date.

Dividends from net investment income are declared and paid annually.

THE ALGER AMERICAN FUND
NOTES TO FINANCIAL STATEMENTS (Cont'd)


DECEMBER 31, 1999
--------------------------------------------------------------------------------

Distributions from net realized gains, offset by any loss carryforward, are declared and paid annually after the end of the fiscal year in which earned.

(f) FEDERAL INCOME TAXES: It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of the taxable income, including net realized capital gains, of each Portfolio to its respective shareholders. Therefore, no federal income tax provision is required. Each Portfolio is treated as a separate entity for the purpose of determining such compliance.

(g) EXPENSES: The Fund accounts separately for the assets, liabilities and operations of each Portfolio. Expenses directly attributable to each Portfolio are charged to that Portfolio's operations; expenses which are applicable to all Portfolios are allocated among them.

(h) OTHER: These financial statements have been prepared using estimates and assumptions that affect the reported amounts therein. Actual results may differ from those estimates.

NOTE 3--INVESTMENT MANAGEMENT FEES AND OTHER TRANSACTIONS WITH AFFILIATES:

(a) INVESTMENT MANAGEMENT FEES: Fees incurred by each Portfolio, pursuant to the provisions of its Investment Management Agreement (the "Agreement") with Fred Alger Management, Inc. ("Alger Management"), are payable monthly and computed based on the average daily net assets of each Portfolio at the following annual rates:

American Growth Portfolio..............................      .750%
American Small Capitalization Portfolio................      .850
American Income and Growth Portfolio...................      .625
American Balanced Portfolio............................      .750
American MidCap Growth Portfolio.......................      .800
American Leveraged AllCap Portfolio....................      .850

Each Agreement further provides that if in any fiscal year the aggregate expenses, excluding interest, taxes, brokerage commissions, and extraordinary expenses, of the American Growth Portfolio exceed 1.50%; the American Small Capitalization Portfolio exceed 1.50%; the American Income and Growth Portfolio exceed 1.25%; the American Balanced Portfolio exceed 1.25%; the American MidCap Growth Portfolio exceed 1.50% and the American Leveraged AllCap Portfolio exceed 1.50% of the average daily net assets of the applicable Portfolio, Alger Management will reimburse that Portfolio for the excess expenses.

(b) BROKERAGE COMMISSIONS: During the year ended December 31, 1999, the American Growth Portfolio, American Small Capitalization Portfolio, American Income and Growth Portfolio, American Balanced Portfolio, American MidCap Growth Portfolio and the American Leveraged AllCap Portfolio paid Fred Alger & Company, Incorporated ("Alger Inc.") $5,111,202, $2,278,921, $231,116, $53,606,
$1,821,363   and  $341,921,   respectively,   in  connection   with   securities
transactions.

(c) TRANSFER AGENCY FEES: The Fund has entered into a transfer agency agreement with Alger Shareholder Services, Inc. ("Services"), an affiliate of Alger Management, whereby Services will act as transfer agent for the Fund.

(d) Certain trustees and officers of the Fund are directors and officers of Alger Management, Alger Inc. and Services.

NOTE 4--Securities Transactions:

Purchases and sales of securities, other than short-term securities, for the year ended December 31, 1999, were as follows:

                                                 PURCHASES          SALES
                                                 ---------          -----

American Growth Portfolio ..................   $3,954,279,606   $3,289,891,955
American Small Capitalization Portfolio.....    1,236,782,165    1,932,594,294
American Income and Growth Portfolio .......      178,438,444      200,800,089
American Balanced Portfolio ................       58,114,482       38,749,526
American MidCap Growth Portfolio ...........    1,171,313,352    1,112,905,571
American Leveraged AllCap Portfolio ........      391,438,032      283,074,144

NOTE 5--Line of Credit:

The American Leveraged AllCap Portfolio has a line of credit with its custodian bank whereby it may borrow up to one-third of the value of its assets, as defined, up to a maximum of $25,000,000. Such borrowings have a variable interest rate and are payable on demand. To the extent American Leveraged AllCap Portfolio borrows under this line, it must pledge securities with a total value of at least twice the amount borrowed. During the year ended December 31, 1999, the American Leveraged AllCap Portfolio had borrowings which averaged $266,584 at a weighted average interest rate of 6.02%.

NOTE 6--Share Capital:

The Fund has an unlimited number of authorized shares of beneficial interest of $.001 par value.

THE ALGER AMERICAN FUND
NOTES TO FINANCIAL STATEMENTS (Cont'd)

DECEMBER 31, 1999
--------------------------------------------------------------------------------


During the year ended December 31, 1999, transactions of shares of beneficial interest were as follows:


                                        SHARES         AMOUNT
                                        -------       --------
American Growth
  Portfolio:
     Shares sold..................    46,703,529  $2,602,462,915
     Dividends reinvested.........     4,531,199     234,852,067
                                     -----------  --------------
                                      51,234,728   2,837,314,982
     Shares redeemed..............   (34,425,887) (1,887,550,360)
                                     -----------  --------------
       Net increase...............    16,808,841  $  949,764,622
                                     ===========  ==============


                                        SHARES         AMOUNT
                                        -------       --------
American Small Capitalization
  Portfolio:
     Shares sold..................    31,804,437  $1,387,733,383
     Dividends reinvested.........     3,077,857     121,883,144
                                     -----------  --------------
                                      34,882,294   1,509,616,527
     Shares redeemed..............   (50,315,702) (2,148,533,784)
                                     -----------  --------------
       Net decrease...............   (15,433,408) $ (638,917,257)
                                     ===========  ==============


                                        SHARES         AMOUNT
                                        -------       --------
American Income and Growth
  Portfolio:
     Shares sold..................     4,609,317  $   62,276,927
     Dividends reinvested.........       447,209       5,661,661
                                     -----------  --------------
                                       5,056,526      67,938,588
     Shares redeemed..............    (5,803,323)    (79,856,075)
                                     -----------  --------------
       Net decrease...............      (746,797) $  (11,917,487)
                                     ===========  ==============


                                        SHARES         AMOUNT
                                        -------       --------
American Balanced
  Portfolio:
     Shares sold..................     1,671,901  $   23,274,857
     Dividends reinvested.........       200,644       2,620,408
                                     -----------  --------------
                                       1,872,545      25,895,265
     Shares redeemed..............      (427,507)     (5,917,609)
                                     -----------  --------------
       Net increase...............     1,445,038  $   19,977,656
                                     ===========  ==============


                                        SHARES         AMOUNT
                                        -------       --------
American MidCap Growth
  Portfolio:
     Shares sold..................    41,675,397  $1,149,683,205
     Dividends reinvested.........     4,326,254     109,670,534
                                     -----------  --------------
                                      46,001,651   1,259,353,739
     Shares redeemed..............   (40,988,951) (1,126,121,958)
                                     -----------  --------------
       Net increase...............     5,012,700  $  133,231,781
                                     ===========  ==============


                                        SHARES         AMOUNT
                                        -------       --------
American Leveraged AllCap
  Portfolio:
     Shares sold..................     4,701,044  $  202,660,204
     Dividends reinvested.........       263,906      10,147,195
                                     -----------  --------------
                                       4,964,950     212,807,399
     Shares redeemed..............    (1,626,596)    (68,481,526)
                                     -----------  --------------
       Net increase...............     3,338,354  $  144,325,873
                                     ===========  ==============


During the year ended December 31, 1998, transactions of shares of beneficial interest were as follows:


                                        SHARES         AMOUNT
                                        -------       --------
American Growth
  Portfolio:
     Shares sold..................    22,276,285  $1,015,249,072
     Dividends reinvested.........     4,809,435     201,563,406
                                     -----------  --------------
                                      27,085,720   1,216,812,478
     Shares redeemed..............   (16,358,040)   (747,664,534)
                                     -----------  --------------
       Net increase...............    10,727,680  $  469,147,944
                                     ===========  ==============


                                        SHARES         AMOUNT
                                        -------       --------
American Small Capitalization
  Portfolio:
     Shares sold..................    33,401,217  $1,342,889,723
     Dividends reinvested.........     3,247,801     131,568,417
                                     -----------  --------------
                                      36,649,018   1,474,458,140
     Shares redeemed..............   (31,781,393) (1,295,599,983)
                                     -----------  --------------
       Net increase...............     4,867,625  $  178,858,157
                                     ===========  ==============


                                        SHARES         AMOUNT
                                        -------       --------
American Income and Growth
  Portfolio:
     Shares sold..................     2,355,653  $   27,413,251
     Dividends reinvested.........       504,168       5,571,055
                                     -----------  --------------
                                       2,859,821      32,984,306
     Shares redeemed..............    (1,236,899)    (14,013,965)
                                     -----------  --------------
       Net increase...............     1,622,922  $   18,970,341
                                     ===========  ==============


                                        SHARES         AMOUNT
                                        -------       --------
American Balanced
  Portfolio:
     Shares sold..................       781,832  $    8,989,415
     Dividends reinvested.........       146,968       1,604,892
                                     -----------  --------------
                                         928,800      10,594,307
     Shares redeemed..............      (299,561)     (3,427,528)
                                     -----------  --------------
       Net increase...............       629,239  $    7,166,779
                                     ===========  ==============


                                        SHARES         AMOUNT
                                        -------       --------
American MidCap Growth
  Portfolio:
     Shares sold..................    14,298,667  $  361,534,632
     Dividends reinvested.........     1,688,763      41,830,666
                                     -----------  --------------
                                      15,987,430     403,365,298
     Shares redeemed..............   (10,509,008)   (265,646,851)
                                     -----------  --------------
       Net increase...............     5,478,422  $  137,718,447
                                     ===========  ==============


                                        SHARES         AMOUNT
                                        -------       --------
American Leveraged AllCap
  Portfolio:
     Shares sold..................     1,353,912  $   37,604,075
     Dividends reinvested.........       107,618       2,731,336
                                     -----------  --------------
                                       1,461,530      40,335,411
     Shares redeemed..............      (854,961)    (22,793,456)
                                     -----------  --------------
       Net increase...............       606,569  $   17,541,955
                                     ===========  ==============

                    REPORT OF INDEPENDENT PUBLIC ACCOUNTANTS

To the Shareholders and Board of Trustees of The Alger American Fund:


     We have audited the statements of assets and liabilities, including the schedules of investments, of The Alger American Fund (a Massachusetts business trust comprising, respectively, the Alger American Growth Portfolio, Alger American Small Capitalization Portfolio, Alger American Income and Growth Portfolio, Alger American Balanced Portfolio, Alger American MidCap Growth Portfolio and Alger American Leveraged AllCap Portfolio), as of December 31, 1999, and the related statements of operations and cash flows for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, except for the Alger American Leveraged AllCap Portfolio, which is for the four years in the period then ended, and for the period ended December 31, 1995. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

     We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights. Our procedures included confirmation of securities owned as of December 31, 1999, by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

     In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each of the respective portfolios constituting The Alger American Fund, as of December 31, 1999, the results of their operations and cash flows for the year then ended, the changes in their net assets for each of the two years in the period then ended, and their financial highlights for each of the five years in the period then ended,except for the Alger American Leveraged AllCap Portfolio, which is for the four years in the period then ended, and for the period ended December 31, 1995, in conformity with generally accepted accounting principles.


                                               ARTHUR ANDERSEN LLP




New York, New York
February 8, 2000



36